Table of Contents

      USAA Family of Funds                                 1
      Message from the President                           2
      Investment Review:
         USAA Long-Term Fund                               4
         USAA Intermediate-Term Fund                      10
         USAA Short-Term Fund                             16
         USAA Tax Exempt Money Market Fund                21
      Financial Information:
         Independent Auditors' Report                     24
         Portfolios of Investments:
            Categories & Definitions                      25
            USAA Long-Term Fund                           27
            USAA Intermediate-Term Fund                   36
            USAA Short-Term Fund                          54
            USAA Tax Exempt Money Market Fund             66
         Notes to Portfolios of Investments               79
         Statement of Assets and Liabilities              80
         Statements of Operations                         82
         Statements of Changes in Net Assets              84
         Notes to Financial Statements                    88




Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund  Representative at 1-800-531-8448  during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Funds.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.








USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered
  Trademark) Index(2)              Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by,USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.










Message from the President

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

I have always enjoyed the investment business because it is a great challenge and it is endlessly fascinating. For me, one of the toughest things to learn was that it was okay when people in this business strongly disagree with you. In fact, the market would not work as well as it does without these differences in opinion. I believe the key is to decide on the principles you choose to follow and stick with them.

The roaring stock market of the past few years is a case in point. If you have not invested in growth stocks, such as technology or internet, your total return is probably lagging the market by a bunch. I've recently seen articles that detail the relatively poor performance of value investing in stocks and of an investment strategy of asset allocation. Yet, I believe in the long-term soundness of both of these strategies. Value investing means using measures, such as price/earnings or price/cash flow ratios, to identify companies which are good businesses but whose stock is undervalued. Asset allocation means combining investments in different classes, such as large cap stocks and tax-exempt bonds, into one portfolio. In spite of the roaring stock market in growth stocks, I continue to practice asset allocation.

My views were forged in the first ten years of my investment career, 1972 to 1982.

Those years taught me these things:

- It is important to be in stocks.
- It is especially important to be in stocks when they surge.
- Stocks can plummet mindlessly.
- When stocks plummet you will need great courage to stay the course.
- A portion of my portfolio in fixed income will help my courage at those times.

And most importantly:

- Major market turns will be a surprise to almost everyone.


Therefore, I carry 30% to 40% of my portfolio in the USAA Tax-Exempt Long-Term Fund. My return might have been higher in the past few years had I invested 100% in stocks. But, I am very comfortable with my allocation. It was especially comforting last summer when the stock market sank. And today, I am very happy that I held my allocation in stocks.


Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


Past performance is no guarantee of future results.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.

Some income may be subject to state or local taxes or the federal alternative minimum tax.










Investment Review


USAA LONG-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests  primarily  in  investment  grade,  tax-exempt
securities with an average dollar-weighted portfolio maturity of 10 years or more.


------------------------------------------------------------------------------------------------
                                                            3/31/98             3/31/99
------------------------------------------------------------------------------------------------
Net Assets                                                 $2,042.5 Million    $2,168.2 Million
Net Asset Value Per Share                                    $14.00              $13.92
Tax-Exempt Dividends Per Share Last Twelve Months            $ .776              $ .764
Capital Gains Distributions Per Share Last Twelve Months          -                   -
-------------------------------------------------------------------------------------------------
30-DAY SEC YIELD* AS OF 3/31/99
-------------------------------------------------------------------------------------------------
30-Day SEC Yield                                                                   4.56%
-------------------------------------------------------------------------------------------------
*Calculated as prescribed by the Securities and Exchange Commission.




                     Average Annual Compounded Returns with
            Reinvestment of Dividends - Periods Ending March 31, 1999
--------------------------------------------------------------------------------
             TOTAL RETURN  EQUALS     DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
    10 Years     8.01%        =             6.54%         +        1.47%
--------------------------------------------------------------------------------
    5 Years      7.26%        =             6.07%         +        1.19%
--------------------------------------------------------------------------------
    1 Year       4.98%        =             5.55%         +       -0.57%
--------------------------------------------------------------------------------


              Annual Total Returns and Compounded Dividend Returns
                  for the 10-Year Period Ended March 31, 1999

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Long-Term Fund for the 10-year period ended March 31, 1999.

Total Return for Years Ended:
----------------------------
03/31/90       10.44%
03/31/91        8.46%
03/31/92       10.39%
03/31/93       12.46%
03/31/94        2.36%
03/31/95        5.07%
03/31/96        7.88%
03/31/97        6.51%
03/31/98       12.04%
03/31/99        4.98%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
03/31/90        7.68%
03/31/91        7.54%
03/31/92        7.27%
03/31/93        6.92%
03/31/94        5.56%
03/31/95        6.23%
03/31/96        6.26%
03/31/97        6.13%
03/31/98        6.14%
03/31/99        5.55%

Change in Share Price:
---------------------
03/31/90        2.76%
03/31/91        0.92%
03/31/92        3.12%
03/31/93        5.54%
03/31/94       -3.20%
03/31/95       -1.16%
03/31/96        1.62%
03/31/97        0.38%
03/31/98        5.90%
03/31/99       -0.57%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.





                      Comparison - 12 Month Dividend Yield

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Long-Term Fund to the 12 Month Dividend Yield of the Lipper General Municipal Debt Funds Average from 3/31/90 to 3/31/99.

                   USAA Long-Term                  Lipper General Municipal
                    Fund Yield                     Debt Funds Average Yield
                   --------------                  ------------------------
03/31/90              7.29%                                     6.96%
03/31/91              7.15%                                     6.75%
03/31/92              6.78%                                     6.40%
03/31/93              6.21%                                     5.74%
03/31/94              6.10%                                     5.59%
03/31/95              6.01%                                     5.37%
03/31/96              6.03%                                     5.15%
03/31/97              5.95%                                     5.06%
03/31/98              5.55%                                     4.66%
03/31/99              5.49%                                     4.46%


12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 3/31/90 to 3/31/99.





                       Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Long-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Long-Term Fund
Year                  Amount
--------              ------
03/31/89              $10,000
09/30/89              $10,659
03/31/90              $11,045
09/30/90              $11,264
03/31/91              $11,978
09/30/91              $12,730
03/31/92              $13,223
09/30/92              $14,129
03/31/93              $14,870
09/30/93              $15,934
03/31/94              $15,221
09/30/94              $15,244
03/31/95              $15,992
09/30/95              $16,743
03/31/96              $17,252
09/30/96              $17,901
03/31/97              $18,374
09/30/97              $19,695
03/31/98              $20,586
09/30/98              $21,531
03/31/99              $21,610

Lehman Brothers Municipal Bond Index
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,599
03/31/90              $11,055
09/30/90              $11,320
03/31/91              $12,075
09/30/91              $12,812
03/31/92              $13,281
09/30/92              $14,152
03/31/93              $14,944
09/30/93              $15,955
03/31/94              $15,291
09/30/94              $15,565
03/31/95              $16,427
09/30/95              $17,306
03/31/96              $17,804
09/30/96              $18,351
03/31/97              $18,774
09/30/97              $20,006
03/31/98              $20,785
09/30/98              $21,749
03/31/99              $22,074

Lipper General Municipal Debt Funds Average
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,534
03/31/90              $10,890
09/30/90              $11,092
03/31/91              $11,811
09/30/91              $12,549
03/31/92              $12,997
09/30/92              $13,861
03/31/93              $14,688
09/30/93              $15,703
03/31/94              $14,984
09/30/94              $15,137
03/31/95              $15,942
09/30/95              $16,650
03/31/96              $17,125
09/30/96              $17,632
03/31/97              $17,993
09/30/97              $19,203
03/31/98              $19,952
09/30/98              $20,830
03/31/99              $20,965

Data from 3/31/89 through 3/31/99

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Average is the average performance level of all general municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.











Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, KENNETH E. WILLMANN, CFA, APPEARS HERE]

INTEREST RATE MARKETS
Interest rates on March 31, 1999, were a bit lower than a year earlier. But that simple statement doesn't begin to describe the goings-on of the last twelve months. The graph below shows what happened.



                    Municipal and U.S. Treasury Bond Yields

A chart in the form of a line graph appears here illustrating the yields of the 30-year U.S. Treasury Bond and the Bond Buyer 40-Bond Index (BBI40) from 3/31/98 to 3/31/99.

               30-year           Bond Buyer
                 U.S.              40-Bond
               Treasury          Index (BBI40)
               --------          -------------
03/31/98          5.93%                5.27%
04/15/98          5.88%                5.29%
04/30/98          5.95%                5.39%
05/15/98          5.97%                5.28%
05/29/98          5.80%                5.22%
06/15/98          5.57%                5.16%
06/30/98          5.63%                5.22%
07/15/98          5.71%                5.25%
07/31/98          5.71%                5.26%
08/14/98          5.54%                5.20%
08/31/98          5.27%                5.11%
09/15/98          5.26%                5.14%
09/30/98          4.98%                5.04%
10/15/98          4.97%                5.09%
10/30/98          5.16%                5.13%
11/16/98          5.29%                5.15%
11/30/98          5.06%                5.10%
12/15/98          5.03%                5.11%
12/31/98          5.10%                5.16%
01/15/99          5.11%                5.17%
01/29/99          5.09%                5.09%
02/15/99          5.43%                5.15%
02/26/99          5.58%                5.17%
03/15/99          5.52%                5.20%
03/31/99          5.63%                5.23%

Note: Past performance is no guarantee of future results. The results of the comparison reflect current conditions as regards to tax laws, inflationary trends, and general corporate policies and practices.


Please note that the top line is the yield of the active 30-year U.S. Treasury Bond, or the Long Bond, as it is known. This is generally considered the benchmark for long-term interest rates in the U.S. The bottom line in the graph represents the yield of the Bond Buyer 40-Bond Index (BBI40), which is the industry standard for the yield of long-term, investment-grade municipal bonds.

In early summer of 1998, against a backdrop of economic depression in most of Asia, Russia collapsed economically. Latin America, particularly Brazil, began to show signs of weakness. Investors worldwide became fearful of spreading economic collapse and purchased U.S. Treasury Bonds as the ultimate in safety and liquidity. This forced prices up and yields down. The U.S. stock market was also affected and on August 31, 1998, the Dow-Jones Industrial Average(1) fell over 500 points. At the end of September, Russia had defaulted on its debt, which led to the failure of several hedge funds. These are private investment funds that invest in exotic securities with high degrees of leverage. This led to worries about the health of U.S. bank and brokerage houses. On October 5, 1998, the Long Bond reached a yield of 4.72%, a level not seen in decades.

Much of the world's economy began to stabilize in the autumn and winter. While recovery is very hard to find, it appears that the weakest economies are no longer in free fall. Stock markets around the world began to recover. The worldwide panic was over.

The U.S. economy and most of Western Europe never faltered. In fact, the continued robustness of the U.S. economy is beginning to worry many people. Will it cause a resurgence in inflation? Will it end in sudden collapse since much of the strength is being financed by extremely high and growing consumer debt? This caution is very apparent because interest rates have risen in the last six months. This is just what you would expect given these worries.


(1) The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded blue chip stocks.


THE MUNICIPAL BOND OPPORTUNITY
One of the most noticeable things in the graph above is the relative sedateness of the BBI40. Municipal yields usually are less volatile than those of U.S. Treasuries (which are among the most volatile bonds in the world). This difference in volatility was extreme in the twelve months ended March 31, 1999. For most of the period, from late September through January, the yield on the BBI40 was higher than that of the Long Bond. This is very unusual since the interest on most municipal bonds is exempt from federal income taxes, and the interest on Treasury bonds is not. Although a more normal relationship has since reestablished itself, tax-exempt municipal bonds are still very attractive compared to U.S. Treasuries on an after-tax basis. And, municipal bonds did not take you on the wild ride in price that Treasury bonds did. Tax-exempt municipal bonds have once again proven their historical attractiveness -- solid after-tax returns with relatively little riskiness.


LONG-TERM FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1998, to March 31, 1999, your Fund paid an annualized dividend distribution yield(2) of 5.49% versus the Lipper General Municipal Debt Funds Average(3) of 4.46% for the 252 funds in the category. During the twelve-month period, the share price fell $.08 to $13.92. For the fiscal year, the Fund provided a total return(4) of 4.98%, well above the Lipper average total return of 4.87%.

Your Fund received an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating (Trademark) for the period ended March 31, 1999.(5)


(2) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
(3) Refer to page 5 for the Lipper Average definition.
(4) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.
(5) Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The USAA Tax-Exempt Long-Term Fund received 5 stars for the 3-, and 5-year periods, and 4 stars for the 10-year period, respectively. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated among 1,578, 1,131, and 368 funds in the municipal bond fund category for the 3-, 5-, and 10-year periods, respectively.


To match the USAA Long-Term Fund's closing 30-Day SEC yield of 4.56% and:
--------------------------------------------------------------------------------
Assuming a Marginal Federal Tax Rate of:        28%      31%     36%    39.6%
--------------------------------------------------------------------------------
A fully Taxable Investment must pay:          6.33%    6.61%   7.13%    7.55%
--------------------------------------------------------------------------------
This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.





PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Ratings/Mix as of March 31, 1999 of the USAA Long-Term Fund to be:

AAA - 28%; AA - 25%; BBB - 25%; A - 21%; and Below Investment Grade - 1%.

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 5.4% and .3%, respectively, of the Fund's investments.


Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 27 for a complete listing of the Portfolio of Investments.










Investment Review

USAA INTERMEDIATE-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests  primarily  in  investment  grade,  tax-exempt
securities with an average dollar-weighted portfolio maturity of between 3 and 10 years.


------------------------------------------------------------------------------------------------
                                                            3/31/98             3/31/99
------------------------------------------------------------------------------------------------
Net Assets                                                 $2,039.5 Million    $2,344.4 Million
Net Asset Value Per Share                                    $13.38              $13.39
Tax-Exempt Dividends Per Share Last Twelve Months             $.714               $.701
Capital Gains Distributions Per Share Last Twelve Months          -                   -
------------------------------------------------------------------------------------------------
30-DAY SEC YIELD* AS OF 3/31/99
------------------------------------------------------------------------------------------------
30-Day SEC Yield                                                                  4.34%
------------------------------------------------------------------------------------------------
*Calculated as prescribed by the Securities and Exchange Commission.




                     Average Annual Compounded Returns with
            Reinvestment of Dividends - Periods Ending March 31, 1999
--------------------------------------------------------------------------------
             TOTAL RETURN   EQUALS    DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
    10 Years     7.68%        =             6.15%         +        1.53%
--------------------------------------------------------------------------------
    5 Years      7.17%        =             5.71%         +        1.46%
--------------------------------------------------------------------------------
    1 Year       5.42%        =             5.35%         +        0.07%
--------------------------------------------------------------------------------


              Annual Total Returns and Compounded Dividend Returns
                  for the 10-Year Period Ended March 31, 1999

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the 10-year period ended March 31, 1999.

Total Return for Years Ended:
----------------------------
03/31/90        9.29%
03/31/91        8.30%
03/31/92        9.24%
03/31/93       11.29%
03/31/94        3.06%
03/31/95        6.17%
03/31/96        7.97%
03/31/97        5.80%
03/31/98       10.59%
03/31/99        5.42%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
03/31/90        7.31%
03/31/91        7.20%
03/31/92        6.82%
03/31/93        6.33%
03/31/94        5.31%
03/31/95        5.77%
03/31/96        5.81%
03/31/97        5.80%
03/31/98        5.81%
03/31/99        5.35%

Change in Share Price:
---------------------
03/31/90        1.98%
03/31/91        1.10%
03/31/92        2.42%
03/31/93        4.96%
03/31/94       -2.25%
03/31/95        0.40%
03/31/96        2.16%
03/31/97        0.00%
03/31/98        4.78%
03/31/99        0.07%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.




                      Comparison - 12 Month Dividend Yield

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Intermediate-Term Fund to the 12 Month Dividend Yield of the Lipper Intermediate Municipal Debt Funds Average from 3/31/90 to 3/31/99.

           USAA Intermediate-Term         Lipper Intermediate Municipal
                Fund Yield                   Debt Funds Average Yield
           ----------------------         -----------------------------
03/31/90           6.98%                              6.45%
03/31/91           6.84%                              6.27%
03/31/92           6.43%                              5.91%
03/31/93           5.75%                              5.25%
03/31/94           5.53%                              4.85%
03/31/95           5.55%                              4.70%
03/31/96           5.57%                              4.60%
03/31/97           5.67%                              4.51%
03/31/98           5.34%                              4.31%
03/31/99           5.24%                              4.15%

12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 3/31/90 to 3/31/99.





                       Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Intermediate-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Intermediate-Term Fund
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,529
03/31/90              $10,929
09/30/90              $11,235
03/31/91              $11,836
09/30/91              $12,480
03/31/92              $12,930
09/30/92              $13,694
03/31/93              $14,389
09/30/93              $15,318
03/31/94              $14,830
09/30/94              $15,140
03/31/95              $15,745
09/30/95              $16,617
03/31/96              $16,999
09/30/96              $17,519
03/31/97              $17,985
09/30/97              $19,108
03/31/98              $19,890
09/30/98              $20,741
03/31/99              $20,968


Lehman Brothers Municipal Bond Index
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,599
03/31/90              $11,055
09/30/90              $11,320
03/31/91              $12,075
09/30/91              $12,812
03/31/92              $13,281
09/30/92              $14,152
03/31/93              $14,944
09/30/93              $15,955
03/31/94              $15,291
09/30/94              $15,565
03/31/95              $16,427
09/30/95              $17,306
03/31/96              $17,804
09/30/96              $18,351
03/31/97              $18,774
09/30/97              $20,006
03/31/98              $20,785
09/30/98              $21,749
03/31/99              $22,074

Lipper Intermediate Municipal Debt Funds Average
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,484
03/31/90              $10,850
09/30/90              $11,131
03/31/91              $11,747
09/30/91              $12,342
03/31/92              $12,736
09/30/92              $13,497
03/31/93              $14,139
09/30/93              $14,949
03/31/94              $14,542
09/30/94              $14,772
03/31/95              $15,345
09/30/95              $16,062
03/31/96              $16,419
09/30/96              $16,775
03/31/97              $17,139
09/30/97              $18,045
03/31/98              $18,599
09/30/98              $19,367
03/31/99              $19,566

Data from 3/31/89 through 3/31/99


The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Average is the average performance level of all intermediate municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.











Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE]

CREDIT MARKET REVIEW
During the Fund's fiscal year, March 31, 1998, to March 31, 1999, the yield on 10-year AA rated municipal bonds fell .20%. The credit market discounted the hearty domestic economy and concentrated on the factors that appear to be holding inflation under 2%; namely the turmoil in the foreign markets and falling commodity prices.

FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1998 to March 31, 1999, your Fund paid an annualized dividend distribution yield(1) of 5.24% versus an average dividend distribution yield of 4.15% for the Lipper Intermediate Municipal Debt Funds Average.(2) Over this period, the Fund provided a total return(3) of 5.42%, well above the Lipper average total return of 4.97%.

Your Fund received an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating (Trademark) for the period ended March 31, 1999.(4)


(1) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
(2) Refer to page 11 for the Lipper Average definition.
(3) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.
(4) Past performance is no guarantee of future results.


Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The USAA Tax-Exempt Intermediate-Term Fund received 5 stars for the 3-, 5-, and 10-year periods, respectively. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated among 1,578, 1,131, and 368 funds in the municipal bond fund category for the 3-, 5-, and 10-year periods, respectively.


THE MIDAS TOUCH
When Baron Rothschild, the banker to kings, was asked for the secret to his success, he answered in one word, "compounding." Compound interest is the additional interest earned by reinvesting simple interest payments. As long as the after-tax yield of a fixed income investment is greater than the rate of inflation, investors will see an increase in purchasing power, if they harness the power of compounding and reinvest interest payments.

The graph below shows the sources of total return, assuming reinvestment of all interest payments, for $1.00 invested in 10-year Treasury bonds from 1946 through 1998. During this timeframe, principal and compound interest would have returned $21.11. The compound interest is five times the sum of the return of principal and all simple interest payments which total $3.62.



                          Components of Total Return:
                   US Treasury Intermediate Government Bonds
                                  1646 - 1998

A chart in the form of a line graph appears here, illustrating the sources of return for $1.00 invested in 10-year Treasury bonds over the last 53 years.

               Principal          Coupons        Reinvested          Inflation
                 Price             Price           Price              Price
               ----------       -----------     -------------       ----------
1946              1.00              .01              .00               1.18
1950              1.00              .07              .00               1.37
1954              1.00              .15              .01               1.47
1958               .93              .26              .03               1.59
1962               .95              .41              .10               1.67
1966               .90              .56              .17               1.81
1970               .86              .77              .37               2.18
1974               .84              .99              .69               2.85
1978               .81             1.23             1.19               3.72
1982               .78             1.56             2.59               5.36
1986               .89             1.88             5.59               6.07
1990               .87             2.16             8.32               7.35
1994               .88             2.39            11.54               8.23
1998               .99             2.62            17.49               9.02

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.


Beyond showing that compound interest is the dominant component of total return, the graph also illustrates why it is necessary for fixed income investors to reinvest interest payments if they wish to maintain the purchasing power of their investment. To offset the erosive effect of price inflation, the initial $1.00 investment made in 1946 must increase to $9.02 by the end of 1998.

If there is any price inflation and you put all of your savings in fixed income securities planning to live off the interest payments, your purchasing power will fall. The only way that purchasing power can be preserved is with the help of compound interest. However, the interest payments most individual bondholders receive are not large enough to make reinvestment practicable. Bond funds offer an economic way to reinvest interest coupon payments and tap into the potential power of compounding. The narrative for the USAA Tax-Exempt Short-Term Fund (page 18) explores other benefits of owning tax-exempt municipal bonds through an open-end mutual fund over the direct ownership of municipal bonds.


CURRENT MARKET CONDITIONS
I continue to feel that inflation remains tame due the combination of these three factors:

-  Foreign competition
-  Rising productivity
-  Stable commodity prices

Even if the troubles in foreign markets fail to moderate growth in the domestic economy, the Chairman of the Federal Reserve has indicated that only minor revisions to monetary policy should be necessary to arrest an acceleration in the rate of inflation.


                   To match the USAA Intermediate-Term Fund's
                     closing 30-Day SEC yield of 4.34% and:
--------------------------------------------------------------------------------
Assuming a Marginal Federal Tax Rate of:           28%    31%     36%  39.6%
--------------------------------------------------------------------------------
A fully Taxable Investment must pay:             6.03%  6.29%   6.78%  7.19%
--------------------------------------------------------------------------------
This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.






PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Ratings/Mix as of March 31, 1999 of the USAA Intermediate-Term Fund to be:

AAA - 31%; A - 26%; BBB - 22%; AA - 16%; BB - 3%; and Cash Equivalents - 2%.

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AAA and BBB account for 2.5% and 1.5% respectively, of the Fund's investments.


Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 36 for a complete listing of the Portfolio of Investments.










Investment Review

USAA SHORT-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests  primarily  in  investment  grade,  tax-exempt
securities with an average dollar-weighted portfolio maturity of 3 years or less.

------------------------------------------------------------------------------------------------
                                                             3/31/98           3/31/99
------------------------------------------------------------------------------------------------
Net Assets                                                 $970.8 Million    $1,033.6 Million
Net Asset Value Per Share                                  $10.74              $10.72
Tax-Exempt Dividends Per Share Last Twelve Months           $.488              $.490
Capital Gains Distributions Per Share Last Twelve Months        -                  -
------------------------------------------------------------------------------------------------
30-DAY SEC YIELD* AS OF 3/31/99
------------------------------------------------------------------------------------------------
30-Day SEC Yield                                                                3.60%
------------------------------------------------------------------------------------------------
* Calculated as prescribed by the Securities and Exchange Commission.




                     Average Annual Compounded Returns with
            Reinvestment of Dividends - Periods Ending March 31, 1999
--------------------------------------------------------------------------------
             TOTAL RETURN  EQUALS     DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
    10 Years     5.63%        =             5.20%         +        0.43%
--------------------------------------------------------------------------------
    5 Years      5.17%        =             4.72%         +        0.45%
--------------------------------------------------------------------------------
    1 Year       4.46%        =             4.65%         +       -0.19%
--------------------------------------------------------------------------------


              Annual Total Returns and Compounded Dividend Returns
                  for the 10-Year Period Ended March 31, 1999

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the 10-year period ended March 31, 1999.

Total Return for Years Ended:
----------------------------
03/31/90        7.91%
03/31/91        6.27%
03/31/92        7.09%
03/31/93        6.37%
03/31/94        2.87%
03/31/95        4.51%
03/31/96        5.83%
03/31/97        4.70%
03/31/98        6.35%
03/31/99        4.46%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
03/31/90        6.74%
03/31/91        6.65%
03/31/92        5.83%
03/31/93        4.94%
03/31/94        4.28%
03/31/95        4.61%
03/31/96        4.87%
03/31/97        4.70%
03/31/98        4.74%
03/31/99        4.65%

Change in Share Price:
---------------------
03/31/90        1.17%
03/31/91       -0.38%
03/31/92        1.26%
03/31/93        1.43%
03/31/94       -1.41%
03/31/95       -0.10%
03/31/96        0.96%
03/31/97        0.00%
03/31/98        1.61%
03/31/99       -0.19%

** Compounded Dividend yield calculation includes only income distributions.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.






                      Comparison - 12 Month Dividend Yield

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Short-Term Fund to the 12 Month Dividend Yield of the Lipper Short-Term Municipal Debt Funds Average from 3/31/90 to 3/31/99.

               USAA Short-Term              Lipper Short-Term Municipal
                 Fund Yield                  Debt Funds Average Yield
               ---------------              ---------------------------
3/31/90             6.47%                              6.18%
3/31/91             6.47%                              6.07%
3/31/92             5.59%                              5.41%
3/31/93             4.75%                              4.47%
3/31/94             4.33%                              3.71%
3/31/95             4.51%                              4.01%
3/31/96             4.73%                              4.09%
3/31/97             4.60%                              4.12%
3/31/98             4.55%                              3.99%
3/31/99             4.57%                              3.84%

12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gain distributions. The graph represents data for periods ending 3/31/90 to 3/31/99.






                       Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Short-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Short-Term Municipal Debt Funds Average. The data points from the graph are as follows:

USAA Short-Term Fund
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,457
03/31/90              $10,791
09/30/90              $11,058
03/31/91              $11,467
09/30/91              $11,898
03/31/92              $12,280
09/30/92              $12,697
03/31/93              $13,063
09/30/93              $13,452
03/31/94              $13,438
09/30/94              $13,681
03/31/95              $14,045
09/30/95              $14,559
03/31/96              $14,863
09/30/96              $15,215
03/31/97              $15,562
09/30/97              $16,120
03/31/98              $16,550
09/30/98              $17,027
03/31/99              $17,287

Lehman Brothers Municipal Bond Index
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,599
03/31/90              $11,055
09/30/90              $11,320
03/31/91              $12,075
09/30/91              $12,812
03/31/92              $13,281
09/30/92              $14,152
03/31/93              $14,944
09/30/93              $15,955
03/31/94              $15,291
09/30/94              $15,565
03/31/95              $16,427
09/30/95              $17,306
03/31/96              $17,804
09/30/96              $18,351
03/31/97              $18,774
09/30/97              $20,006
03/31/98              $20,785
09/30/98              $21,749
03/31/99              $22,074

Lipper Short-Term Municipal Debt Funds Average
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,403
03/31/90              $10,738
09/30/90              $11,053
03/31/91              $11,467
09/30/91              $11,856
03/31/92              $12,209
09/30/92              $12,624
03/31/93              $12,953
09/30/93              $13,247
03/31/94              $13,320
09/30/94              $13,515
03/31/95              $13,805
09/30/95              $14,223
03/31/96              $14,531
09/30/96              $14,819
03/31/97              $15,096
09/30/97              $15,521
03/31/98              $15,871
09/30/98              $16,268
03/31/99              $16,539

Data from 3/31/89 through 3/31/99

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Short-Term Municipal Debt Funds Average is the average performance level of all short-term municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.












Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE]

CREDIT MARKET REVIEW
From March 31, 1998, to the end of the USAA Tax Exempt Short-Term Fund's fiscal year on March 31, 1999, yields on five-year AA rated municipal bonds fell .25%. Even though the growth in the domestic economy was stronger than expected, the credit market felt that the weak economic growth in Asia, Latin America, and Russia would help to keep inflation under control.


FUND PERFORMANCE
While past performance is no guarantee of future results, from March 31, 1998 to March 31, 1999, your Fund paid an annualized dividend distribution yield(1) of 4.57% versus an average dividend distribution yield of 3.84% for the Lipper Short-Term Municipal Debt Funds Average.(2) Over this period, the Fund provided a total return(3) of 4.46%, well above the Lehman index average total return of 4.26%.

It is my pleasure to report that as of March 31, 1999, the USAA Tax Exempt Short-Term Fund is ranked #1 by Lipper Analytical Services, Inc. in the short-term municipal debt funds category over the 5-, 10-, and 15-year time horizons among 18, 6, and 5 funds, respectively.(4)

Your Fund received an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ended March 31, 1999.(5)

(1) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
(2) Refer to page 17 for the Lipper Average definition.
(3) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.
(4) The Fund ranked #11 out of 29 funds for the 1-year period ended March 31, 1999. Lipper rankings are based on total returns.
(5) Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The USAA Tax-Exempt Short-Term Fund received 5 stars for the 3-, 5-, and 10-year periods, respectively. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated among 1,578, 1,131, and 368 funds in the municipal bond fund category for the 3-, 5-, and 10-year periods, respectively.


A MUTUAL ADVANTAGE
The narrative for the USAA Tax-Exempt Intermediate-Term Fund (page 12) examines the importance of compound interest to a fixed income investor. Bond funds provide an economic way to reinvest interest coupon payments and tap into the power of compounding. However, there are at least four additional benefits to owning tax-exempt municipal securities via an open-end mutual fund versus the direct ownership of municipal bonds.

Bond funds use diversification to help reduce risk. Diversification is the benefit received by sharing a large number of small, unrelated risks rather than being exposed to a small number of large risks. This should be a familiar concept to shareholders who are also USAA members.

USAA is a reciprocal insurance exchange where member premiums are used to share the risks involved with driving. Each member is a part owner of the company. When an accident occurs, all the members share a small portion of the loss rather than an individual member suffering a significant financial loss. When the members, as a whole, drive prudently, the surplus of premiums paid is used to reduce future premiums or returned to the member as a dividend.

A mutual fund shares risk in much the same manner. The individual shareholder's investment in a mutual fund is pooled to purchase many different securities. Should a credit problem occur, the shareholder suffers a small loss rather than bearing the entire burden of a catastrophic loss. If the fund manager invests prudently and avoids credit disasters, the shareholder receives the benefits of higher returns.

Bond funds provide liquidity. A fund investor can redeem shares at the Fund's end-of-day net asset value, which may be worth more or less than its original cost. An individual selling a municipal bond should offer the bond to a number of brokers to negotiate a fair market price and be ready to deliver the bonds for cash settlement in three days. Bonds trade in the over-the-counter market. Each transaction is the result of a unique negotiation. Bond funds have greater bargaining power than most individual investors do. While bonds may be issued in $1,000 increments, there is a much smaller spread between the bid and ask price (mark up/ mark down, or commission) for an institutional $1 million block of bonds than for an order under $100,000.

Bond funds employ professional managers and expert credit analysts to select securities that offer the best value. This search for value is based on the risk and reward characteristics of the bond combined with the credit, liquidity, and maturity requirements defined within the fund's prospectus.

Bond funds provide record keeping and worry free custodial services. The fund agents keep comprehensive records and publish monthly account statements. An independent custodian validates all securities purchased by the fund and provides safekeeping for as long as the fund owns the bonds. Individual bonds offer no record keeping services. The bondholder must arrange for safe storage or rely on a brokerage firm to hold the security.


CURRENT MARKET CONDITIONS
The credit market seems to expect some moderation in the rate of growth in the domestic economy. However, even if the economy continues to grow near its current rate, the following three factors appear to have the ability to keep inflation in check:

- Downward pressure on prices due to foreign competition
- Increase in domestic productivity
- Stable commodity prices

As long as these economic conditions persist, I do not anticipate any radical movement in short-term interest rates.



To match the USAA Short-Term Fund's closing 30-Day SEC yield of 3.60% and:
--------------------------------------------------------------------------------
Assuming a Marginal Federal Tax Rate of:       28%      31%      36%      39.6%
--------------------------------------------------------------------------------
A fully Taxable Investment must pay:         5.00%    5.22%    5.63%      5.96%
--------------------------------------------------------------------------------
This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of Funds.





PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Ratings/Mix as of March 31, 1999 of the USAA Short-Term Fund to be:

AAA - 23%; A - 26%; BBB - 20%; Cash Equivalents - 18%; AA - 11%; and BB - 2%.

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for 2.7%, .6% and 2.4%, respectively, of the Fund's investments.


Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 54 for a complete listing of the Portfolio of Investments.












Investment Review

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: High quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                                3/31/98            3/31/99
--------------------------------------------------------------------------------
Net Assets                                 $1,631.8 Million    $1,767.0 Million
Net Asset Value Per Share                        $1.00              $1.00
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/99
--------------------------------------------------------------------------------
                                                                7-Day
      1 Year          5 Years          10 Years                 Yield
       3.26%           3.33%             3.83%                  2.93%
--------------------------------------------------------------------------------

Total return equals income return and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Past performance is no guarantee of future results. Yields and returns fluctuate. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.






                             7-Day Yield Comparison

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Tax Exempt Money Market Fund and the IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds.

                      USAA Tax Exempt
                     Money Market Fund                 IBC Financial Data, Inc.
                     -----------------                 -----------------------
03/31/98                     3.41%                              3.03%
04/28/98                     3.79%                              3.42%
05/26/98                     3.55%                              3.14%
06/30/98                     3.44%                              3.03%
07/28/98                     3.36%                              2.99%
08/25/98                     3.25%                              2.82%
09/29/98                     3.70%                              3.21%
10/27/98                     3.15%                              2.69%
11/24/98                     3.27%                              2.75%
12/29/98                     3.46%                              2.95%
01/26/99                     2.84%                              2.42%
02/22/99                     2.73%                              2.27%
03/29/99                     2.92%*                             2.45%*

Data represent the last Monday of each month.
* Ending date 3/29/99

The graph tracks the Fund's 7-day yield against IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields.
















Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, THOMAS G. RAMOS, CFA, APPEARS HERE]

OVERVIEW
Since our last shareholder's report, interest rates have trended upward. Long term U.S. Treasury bond yields have moved from 4.7% in October 1998, to 5.6% at the end of March 1999. One-year treasury bill yields have moved from 3.9% in October, to 4.7% at the end of March. Conversely, one-year tax exempt yields moved downward from 3.2% in October 1998, to 2.9% in January 1999.

The upward movement in U.S. Treasury yields reflects a modestly growing domestic economy. The Federal Reserve is still hesitant to raise rates since some foreign markets appear tumultuous.

Currently, the federal funds rate, the short-term interest rate established by the Federal Reserve Board, is 4.75%. Given our domestic economy and the global environment, it appears unlikely that the Fed will change the rate in the near term.

STRATEGY
The Fund now has slightly over 70% of its assets in variable rate demand notes.(1) We believe these securities represent the best value in the short-term tax-exempt market. We have written about these securities before. Our shareholders will recall that these securities have a demand feature allowing the owner to sell back the security usually with a seven-day notice which means the re-marketing agent must buy the security back at par. Additionally, the interest that these securities pay is reset on a seven-day basis. Certainly, in the current environment, these securities compare well versus fixed rate instruments.

Besides variable rate demand notes, the portfolio has modest exposure to tax-exempt commercial paper and short-term tax-exempt notes. These securities provide diversification for the Fund and provide somewhat of a floor when our variable rate demand notes become too expensive, i.e., their rates drop too low. At this time, these securities do not represent the best value in the market and therefore, represent less than 30% of the Fund.


(1) Variable rate demand notes represent borrowings that are payable on demand and that bear interest tied to a money market rate.


THE PORTFOLIO
The average maturity of the portfolio was 41 days at the end of March 1999. This reflected the comparative unattractiveness of longer notes to variable rate demand notes. This relatively short maturity also gives me flexibility in the types of securities I will be able to buy in the future.


PERFORMANCE
While past performance is no guarantee of future results, for the 12 months ending March 31, 1999, your Fund ranked 4 out of 134 national tax-exempt money market funds according to IBC First Data, Inc.



                       Cumulative Performance of $10,000

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment of the USAA Tax Exempt Money Market Fund. The data is from 3/31/89 to 3/31/99. The data points from the graph are as follows:

USAA  Tax Exempt Money Market Fund
Year                  Amount
--------              -------
03/31/89              $10,000
09/30/89              $10,315
03/31/90              $10,624
09/30/90              $10,939
03/31/91              $11,255
09/30/91              $11,517
03/31/92              $11,738
09/30/92              $11,922
03/31/93              $12,078
09/30/93              $12,221
03/31/94              $12,357
09/30/94              $12,515
03/31/95              $12,725
09/30/95              $12,961
03/31/96              $13,190
09/30/96              $13,408
03/31/97              $13,625
09/30/97              $13,864
03/31/98              $14,099
09/30/98              $14,342
03/31/99              $14,559

Data from 3/31/89 through 3/31/99


Past performance is no guarantee of future results and the value of your investment will vary according to the Fund's performance. Income may be subject to federal, state or local taxes, or to the alternative minimum tax. For 7-day yield information, please refer to the Fund's Investment Review page.

See page 66 for a complete listing of the Portfolio of Investments.













Independent Auditors' Report


KPMG


The Shareholders and Board of Directors

USAA TAX EXEMPT FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds, funds of the USAA Tax Exempt Fund, Inc., as of March 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights, presented in note 9 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds as of March 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                             KPMG LLP

San Antonio, Texas
May 7, 1999













CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS

March 31, 1999


Fixed Rate Instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put Bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable Rate Demand Notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. In bond funds, the effective maturity is the next put date.

Credit Enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust.

The USAA Tax Exempt  Money  Market  Fund's  investments  consist  of  securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. The Manager attempts to minimize credit risk in the USAA Tax Exempt Money Market Fund through rigorous internal credit research and by investing in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase.

(ETM)       Escrowed to final maturity.
(PRE)       Prerefunded to a date prior to maturity.
(LOC)       Enhanced by a bank letter of credit.
(LIQ)       Enhanced by a bank liquidity agreement.
(NBGA)      Enhanced by a non-bank guarantee agreement.
(INS)       Scheduled principal and interest payments are insured by:
            (1)  MBIA, Inc.
            (2)  AMBAC Financial Group, Inc.
            (3)  Financial Guaranty Insurance Co.
            (4)  Financial Security Assurance Holdings Ltd.
            (5)  Asset Guaranty Insurance Co.
            (6)  ACA Financial Guaranty Corp.
            (7)  College Construction Loan Insurance Association.
            (8)  Capital Reinsurance Co.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN     Bond Anticipation Note             ISD    Independent School District
COP     Certificate of Participation       MFH    Multi-Family Housing
CP      Commercial Paper                   PCRB   Pollution Control Revenue Bond
GO      General Obligation                 RAN    Revenue Anticipation Note
IDA     Industrial Development             RB     Revenue Bond
          Authority/Agency                 RN     Revenue Note
IDB     Industrial Development Board       SFH    Single-Family Housing
IDC     Industrial Development Corp.       TAN    Tax Anticipation Note
IDRB    Industrial Development             TRAN   Tax Revenue Anticipation Note
           Revenue Bond














USAA LONG-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 1999


Principal                                     Coupon       Final         Market
 Amount        Security                        Rate       Maturity       Value
--------------------------------------------------------------------------------

                      FIXED RATE INSTRUMENTS (98.6%)
            Alabama (1.0%)
 $  3,750   Baldwin County Health Care RB,
            Series 1996                         6.75%     4/01/2021   $    4,055
    8,000   Courtland IDRB, Series 1994         5.90      2/01/2017        8,246
   10,250   Prattville IDB RB, Series 1998      5.30      9/01/2028        9,940

            Alaska (2.4%)
            Housing Finance Corp.
             Collateralized RB,
    5,615    1991 Second Series                 6.90      6/01/2032        5,932
    9,205    1994 First Series                  6.70     12/01/2019        9,838
   11,430    1995 First Series (NBGA)           6.55     12/01/2037       12,250
   21,175   Valdez Marine Terminal RB,
             Series 1985A                       7.00     12/01/2025       23,097

            California (5.9%)
   11,350   Central Valley Finance Auth. RB,
             Series 1993 (PRE)                  6.20      7/01/2020       12,695
   11,500   Los Angeles Regional Airport
             Improvement Corp. RB, Series 1996  6.35     11/01/2025       12,435
   17,000   Sacramento Cogeneration Auth. RB,
             Series 1995 (PRE)                  6.50      7/01/2021       19,774
   74,000   San Joaquin Hills Transportation
             Corridor Agency RB, Senior
             Lien (PRE)                         6.75      1/01/2032       83,496

            Colorado (1.7%)
    9,500   Denver Health & Hospital Auth. RB,
             Series 1998A                       5.38     12/01/2028        9,272
   14,200   Health Facilities Auth. Hospital
             RB, Series 1993                    6.63      2/01/2013       14,667
   11,480   Summit County Sports Facilities RB,
             Series 1990 (f)                    7.88      9/01/2008       13,889

            Connecticut (2.3%)
            Health and Educational Facilities
             Auth. RB,
    3,490    Series C (PRE)                     6.63      7/01/2026        4,062
      510    Series C                           6.63      7/01/2026          561
            Mashantucket (Western) Pequot
             Tribe RB,
   41,200    Series 1997B (d)                   5.75      9/01/2027       42,352
    3,000    Series 1999A (d)                   5.50      9/01/2028        3,004

            District of Columbia (2.0%)
   25,200   Convention Center Auth. RB,
             Series 1998 (INS) (2)              4.75     10/01/2028       23,445
   11,795   Health Facilities Mortgage RB,
             Series 1985                        7.75      8/01/2029       11,943
    8,000   Hospital RB, Series 1992B (PRE)     7.00      8/15/2015        8,965

            Georgia (0.5%)
   10,000   Savannah Economic Development Auth.
             PCRB, Series 1995                  6.15      3/01/2017       11,204

            Hawaii (0.4%)
    7,330   State Highway RB, Series 1998       5.50      7/01/2018        7,812

            Idaho (1.1%)
   23,400   Nez Perce County PCRB, Series 1996  6.00     10/01/2024       24,610

            Illinois (8.6%)
   59,000   Chicago Board of Education GO
             (INS) (3),(a)                      5.22     12/01/2027       13,039
            Chicago Gas Supply RB,
   13,500    Series 1985B                       7.50      3/01/2015       14,188
    7,500    Series 1985C                       7.50      3/01/2015        7,882
   24,250    Series 1995A                       6.10      6/01/2025       26,282
   13,725   Chicago-O'Hare International
             Airport RB, Series 1994            8.20     12/01/2024       16,172
    6,700   Development Finance Auth. RB,
             Series 1996B (LOC)                 6.40      9/01/2031        7,405
            Health Facilities Auth. RB,
   17,775    Series 1992                        7.00      1/01/2015       18,803
    6,500    Series 1998                        5.25      9/01/2024        6,257
   19,600   Quincy Hospital RB, Series 1993     6.00     11/15/2018       20,230
   10,980   Regional Transport Auth. GO,
             Series 1994C (INS) (3)             7.10      6/01/2025       12,547
   45,000   State GO, Series 1999 (INS) (3)     5.00      3/01/2024       44,274

            Indiana (3.4%)
   10,945   Development Finance Auth.
             Environmental RB, Series 1996      6.15      7/15/2022       11,574
  100,675   Health Facility Financing Auth.
             RB, Series 1992C (a)               7.89      7/01/2023       15,605
   41,750   Indianapolis Airport Facility RB,
             Series 1994                        6.80      4/01/2017       45,613

            Kansas (0.5%)
   56,500   Sedgwick County Mortgage Loan RB,
             Senior Series 1991A (a)            7.11     12/01/2022        9,858

            Louisiana (2.1%)
            East Baton Rouge Mortgage Finance
             Auth. RB,
    3,035    Series 1997F-1                     5.35     10/01/2030        3,070
    2,005    Series 1998B-1                     5.35     10/01/2030        2,028
   25,730   Lake Charles Harbor and Terminal
             District Port Facilities RB,
             Series 1995A                       7.75      8/15/2022       29,112
   11,015   St. Tammany Parish Hospital
             Service District Number 1 RB,
             Series 1998 (INS) (6)              5.00      7/01/2022       10,470

            Maryland (0.7%)
   13,735   Community Development Administration
             SFH RB, Series 1996A               5.95      7/01/2023       14,622

            Massachusetts (1.2%)
   24,000   State GO, Series 1991A (PRE)        7.63      6/01/2008       26,454

            Michigan (2.3%)
    9,900   Battle Creek Downtown Development
             Auth. Development Bonds, Series
             1994 (PRE)                         7.60      5/01/2016       11,648
   13,005   Dickinson County Economic
             Development Corp. PCRB,
             Series 1993                        5.85     10/01/2018       13,355
   15,500   Hospital Finance Auth. RB,
             Series 1995A (PRE)                 7.50     10/01/2027       18,515
    6,500   Job Development Auth. RB,
             Series 1990A (NBGA)                8.00     12/01/2013        6,980

            Minnesota (3.4%)
    9,750   International Falls PCRB,
             Series 1998                        5.50      4/01/2023        9,259
   49,400   St. Paul Housing and Redevelopment
             Auth. Hospital RB, Series 1993A    6.63     11/01/2017       51,082
   14,775   Washington County Housing and
             Redevelopment Auth. RB,
             Series 1998                        5.50     11/15/2027       13,525

            Mississippi (1.6%)
            Lafayette County Hospital RB,
    2,940    Series 1991A (PRE)                 7.95      3/01/2016        3,221
   15,175    Series 1991B (PRE)                 7.95      3/01/2016       16,628
            Union County Hospital RB,
    4,450    Series 1991A (PRE)                 7.95      3/01/2016        4,876
    8,350    Series 1991B (PRE)                 7.95      3/01/2016        9,149

            Missouri (0.2%)
    5,000   Health and Educational Facilities
             RB, Series 1996A                   6.38      2/01/2027        5,253

            Montana (1.1%)
   14,545   Board of Housing RB, Series
             1997A-1                            6.05     12/01/2037       15,334
    8,910   Lewis and Clark County
             Environmental RB, Series 1998      5.60      1/01/2027        8,766

            Nebraska (0.7%)
   15,000   Scotts Bluff County Hospital Auth.
             Number 1 RB, Series 1998           5.25     11/15/2028       14,507

            Nevada (0.9%)
   15,650   Humboldt County PCRB, Series 1984   8.30     12/01/2014       18,381

            New Hampshire (3.4%)
            Higher Educational and Health
             Facilities RB,
    8,580    Series 1993 (PRE)                  6.38      7/01/2023        9,540
    2,205    Series 1993                        6.38      7/01/2023        2,342
   13,500    Series 1998 (INS) (6)              5.30     10/01/2028       13,195
   20,000   Manchester Airport RB,
             Series 1998A (INS) (1)             4.50      1/01/2028       18,073
   29,420   Single-Family Mortgage Finance
             Auth. RB, Series 1993B             6.05      7/01/2025       30,658

            New Jersey (0.6%)
   15,000   Camden County Improvement
             Authority RB, Series 1997          6.00      2/15/2027       13,235

            New Mexico (2.4%)
   16,000   Chaves County Hospital RB (PRE)     7.25     12/01/2022       18,141
   30,100   Lordsburg PCRB                      6.50      4/01/2013       32,919

            New York (12.1%)
   21,500   Dormitory Auth. RB, Series 1996B    6.00      8/15/2016       24,015
   36,500   Housing New York Corp. RB,
             Series 1993                        5.00     11/01/2018       36,005
            Medical Care Facilities Finance
             Agency RB,
   36,275    Series 1994A (PRE)                 6.90      8/15/2034       42,315
   13,900    Series 1995A (PRE)                 6.85      2/15/2017       16,179
            New York City GO,
   50,000    Series 1995B (PRE) (f)             7.25      8/15/2019       58,438
      100    Series 1997I (PRE)                 6.25      4/15/2017          115
    5,790    Series 1997I                       6.25      4/15/2017        6,386
   15,360    Series 1997I (PRE)                 6.25      4/15/2027       17,593
   15,690    Series 1997I                       6.25      4/15/2027       17,283
   17,905    Series 1999H                       5.00      3/15/2029       17,193
   32,000   New York City Municipal Water
             Finance Auth. RB, Series
             1998D (a)                          5.08      6/15/2020       10,752
   14,625   Port Auth. of New York and New
             Jersey RB, Eighty-Fifth Series     5.38      3/01/2028       15,465

            North Carolina (0.8%)
   15,660   Housing Finance Agency RB,
             Series R                           6.95      9/01/2023       16,653

            Ohio (0.3%)
    7,325   Lorain County Health Care
             Facilities RB, Series 1998A        5.25      2/01/2021        6,924

            Oklahoma (2.0%)
   41,550   Tulsa Municipal Airport
             Transportation RB, Series 1995     6.25      6/01/2020       43,952

            Pennsylvania (2.2%)
            Montgomery County IDA RB,
    7,500    Series 1996A                       5.88     11/15/2022        7,733
   10,000    Series 1996B                       5.75     11/15/2017       10,240
   27,470   Philadelphia Gas Works RB,
             14th Series                        6.38      7/01/2026       29,968

            Puerto Rico (8.0%)
            Electric Power Auth. RB,
   25,500    Series EE                          4.75      7/01/2024       24,326
   21,175    Series T (PRE)                     6.38      7/01/2024       24,012
   25,450    Series X (PRE)                     6.13      7/01/2021       28,833
  100,000   Highway and Transportation Auth.
             RB, Series 1998A                   4.75      7/01/2038       95,630

            Rhode Island (1.2%)
   25,000   Housing and Mortgage Finance Corp.
             SFH RB, Series 15-A                6.85     10/01/2024       26,817

            South Carolina (1.1%)
            Connector 2000 Association Toll
             Road RB,
   12,700    Series 1998B (a)                   5.78      1/01/2022        3,240
   13,000    Series 1998B (a)                   5.80      1/01/2023        3,124
   13,500    Series 1998B (a)                   5.80      1/01/2024        3,033
   16,200    Series 1998B (a)                   5.80      1/01/2025        3,426
   17,100    Series 1998B (a)                   5.83      1/01/2027        3,189
   17,500    Series 1998B (a)                   5.83      1/01/2028        3,071
   20,500    Series 1998B (a)                   5.83      1/01/2029        3,387
   20,000    Series 1998B (a)                   5.83      1/01/2037        1,999

            Tennessee (0.3%)
    7,000   Springfield Health and Educational
             Facilities Board RB, Series 1998   5.38      8/01/2024        6,697

            Texas (6.8%)
    5,000   Austin Higher Education Auth. RB,
             Series 1998                        5.25      8/01/2023        4,830
   19,500   Bell County Health Facilities
             Development Corp. RB,
             Series 1989 (ETM)                  6.50      7/01/2019       22,628
   12,500   Harris County Health Facilities
             RB, Series 1992 (PRE)              7.13      6/01/2015       13,983
   19,300   Harris County IDC RB, Series 1992   6.95      2/01/2022       20,635
    5,675   Lewisville RB, Series
             1998 (INS) (6)                     5.80      9/01/2025        5,963
   21,000   Port of Corpus Christi IDC PCRB,
             Series 1997A                       5.45      4/01/2027       20,733
   19,135   Southwest Higher Education Auth.,
             Inc. RB, Series 1999A              5.00     10/01/2029       18,510
    6,480   State Veteran's Land Board GO,
             Series 1998 (c)                    6.20     11/15/2030        6,444
   20,000   Travis County Health Facilities
             Development Corp. RB,
             Series 1998A                       5.38     11/01/2028       20,016
            Tyler Health Facilities
             Development Corp. Hospital RB,
    4,700    Series 1993A                       6.75     11/01/2025        4,515
   10,300    Series 1993B                       6.75     11/01/2025        9,895

            Vermont (0.1%)
    2,500   Educational and Health Buildings
             RB, Series 1998                    5.50      7/01/2021        2,473

            Virginia (1.5%)
    8,300   Henrico County IDA Hospital RB,
             Series 1985C (PRE)                 7.50      9/01/2011        8,877
   21,950   Peninsula Ports Auth. RB,
             Series 1992 (NBGA)                 7.38      6/01/2020       23,823

            Washington (9.8%)
    3,500   Housing Finance Commission RB,
             Series 1996A (PRE) (LOC)           6.85      7/01/2021        4,105
   66,485   King County GO, Series 1994A (PRE)  6.25      1/01/2034       74,163
    6,995   King County Housing Auth. RB,
             Series 1998A (INS) (5)             5.25      7/01/2028        7,015
   73,500   Seattle Metropolitan Sewer RB,
             Series V (f)                       6.20      1/01/2032       77,415
   50,000   State GO, Series 1999B (e)          5.00      1/01/2024       48,851

            West Virginia (0.6%)
   12,500   Water Development Auth. RB,
             Series 1991A (INS) (4)             7.00     11/01/2025       13,677

            Wyoming (1.4%)
   29,865   Community Development Auth.
             SFH RB, Series 1993A               6.10      6/01/2033       31,105
--------------------------------------------------------------------------------
            Total fixed rate instruments
             (cost: $1,984,686)                                        2,139,260
--------------------------------------------------------------------------------

                      VARIABLE RATE DEMAND NOTES (0.4%)
            California (0.2%)
    4,710   Statewide Communities Development
             Auth. COP, Series 1996 (LOC)       3.00      6/01/2026        4,710

            Florida (0.1%)
    1,265   Pinellas County Health Facilities
             Auth. RB, Series 1985 (LIQ)
             (INS) (2)                          3.10     12/01/2015        1,265

            Louisiana (0.1%)
    2,100   East Baton Rouge Parish PCRB,
             Series 1993                        3.05      3/01/2022        2,100
--------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $8,075)                                                8,075
--------------------------------------------------------------------------------
            Total investments (cost: $1,992,761)                      $2,147,335
================================================================================





                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Escrowed Bonds                                     25.8%
            Hospitals                                          10.7
            Single-Family Housing                               8.2
            General Obligations                                 6.8
            Special Assessment/Tax/Fee                          6.4
            Water/Sewer Utilities - Municipal                   4.7
            Natural Gas Utilities                               3.6
            Airlines                                            3.3
            Nursing/Continuing Care Centers                     2.8
            Airport/Port                                        2.6
            Paper & Forest Products                             2.6
            Electric/Gas Utilities - Municipal                  2.5
            Air Freight                                         2.1
            Gaming Companies                                    2.1
            Education                                           1.9
            Metals/Mining                                       1.9
            Buildings                                           1.7
            Oil - International Integrated                      1.2
            Toll Roads                                          1.1
            Healthcare - Miscellaneous                          1.1
            Containers - Paper                                  1.0
            Oil & Gas - Refining/Manufacturing                  1.0
            Leasing                                             1.0
            Other                                               2.9
                                                               ----
            Total                                              99.0%
                                                               ====





                           PORTFOLIO SUMMARY BY STATE
                           --------------------------

Alabama                   1.0%        Nebraska                   .7%
Alaska                    2.4         Nevada                     .9
California                6.1         New Hampshire             3.4
Colorado                  1.7         New Jersey                 .6
Connecticut               2.3         New Mexico                2.4
District of Columbia      2.0         New York                 12.1
Florida                    .1         North Carolina             .8
Georgia                    .5         Ohio                       .3
Hawaii                     .4         Oklahoma                  2.0
Idaho                     1.1         Pennsylvania              2.2
Illinois                  8.6         Puerto Rico               8.0
Indiana                   3.4         Rhode Island              1.2
Kansas                     .5         South Carolina            1.1
Louisiana                 2.2         Tennessee                  .3
Maryland                   .7         Texas                     6.8
Massachusetts             1.2         Vermont                    .1
Michigan                  2.3         Virginia                  1.5
Minnesota                 3.4         Washington                9.8
Mississippi               1.6         West Virginia              .6
Missouri                   .2         Wyoming                   1.4
Montana                   1.1                                  ----
                                      Total                    99.0%
                                                               ====









USAA INTERMEDIATE-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 1999


Principal                                      Coupon        Final        Market
 Amount           Security                      Rate       Maturity       Value
--------------------------------------------------------------------------------

                      FIXED RATE INSTRUMENTS (92.7%)
            Alabama (0.4%)
 $  2,000   Baldwin County Health Care Auth.
             Hospital RB, Series 1996           6.75%     4/01/2015   $    2,168
    2,500   Montgomery BMC Special Care
             Facilities Financing Auth. RB,
             Series 1998B (INS) (1)             4.88     11/15/2018        2,414
    5,000   Prattville IDB PCRB, Series 1998    5.15      9/01/2013        4,894

            Alaska (0.5%)
            Housing Finance Corp. Mortgage RB,
    6,740    Series 1996A (INS) (1)             6.00     12/01/2015        7,179
    4,000    Series 1997A-1                     5.50     12/01/2017        4,117

            Arizona (0.5%)
    4,000   Educational Loan Marketing Corp.
             RB, Series 1992A                   6.70      3/01/2000        4,111
    2,000   Health Facilities Auth. Hospital
             RB, Series 1998 (Northern Arizona
             Healthcare System) (INS) (2)       4.75     10/01/2018        1,913
    4,500   Maricopa County Hospital RB,
             Series 1997                        6.13      4/01/2018        4,748

            Arkansas (0.8%)
    4,000   Little Rock Capital Improvement
             RB, Series 1998A                   5.70      1/01/2018        4,020
    5,735   Mississippi County Hospital RB,
             Series 1992B                       6.85     11/01/2002        5,997
    7,780   St. Francis County Hospital RB,
             Series 1985                        6.50      2/01/2005        8,023
      800   Student Loan RB, Series 1991        7.15      6/01/2002          838

            California (6.3%)
    7,100   Central Valley Financing Auth.
             RB (PRE)                           6.10      7/01/2013        7,914
   10,500   Contra Costa Transportation
             Auth. RB, Series 1991A (ETM)
             (INS) (3),(a)                      6.30      3/01/2003        9,054
            Foothill/Eastern Transportation
             Corridor Agency RB,
   10,000    Series 1995A (a)                   6.87      1/01/2010        8,262
   15,000    Series 1995A (a)                   7.10      1/01/2011       12,637
    9,085    Series 1995A (a)                   6.82      1/01/2013        7,638
    4,910   Housing Finance Agency RB,
             Series 1996A  (INS) (1)            5.70      8/01/2010        5,204
   19,985   Pleasanton Joint Powers Financing
             Auth. RB, Series 1993A             6.00      9/02/2005       21,640
            Sacramento Cogeneration Auth. RB,
    1,800    Series 1995 (PRE)                  6.38      7/01/2010        2,070
    1,500    Series 1995                        6.38      7/01/2010        1,697
   19,300   Sacramento Power Auth. RB,
             Series 1995                        5.88      7/01/2015       20,397
            San Joaquin Hills Transportation
             Corridor Agency Senior Lien RB,
    3,525    Series 1993 (ETM) (a)              7.05      1/01/2005        3,452
    8,305    Series 1993 (ETM) (a)              7.87      1/01/2006        8,312
    5,000    Series 1993 (ETM) (a)              7.50      1/01/2007        5,101
   16,795    Series 1993 (ETM) (a)              7.71      1/01/2008       17,463
            Southern California Public Power
             Auth. RB,
    6,410    Series 1992 (ETM) (a)              6.10      7/01/2004        5,212
    6,285    Series 1992 (a)                    6.10      7/01/2004        5,117
    7,980   State GO                            4.50     12/01/2017        7,578

            Colorado (1.5%)
    5,000   Adams County PCRB, Series 1999      5.10      1/01/2019        5,009
    5,200   Arapahoe County IDA RB,
             Series 1991                        7.00      2/01/2001        5,453
            Denver Health and Hospital
             Auth. RB,
    1,000    Series 1998A                       5.20     12/01/2012        1,001
      635    Series 1998A                       5.25     12/01/2013          626
    2,200    Series 1998A                       5.38     12/01/2018        2,170
   10,000   Health Facilities Auth. Hospital
             RB, Series 1993                    6.63      2/01/2013       10,329
    2,500   Housing and Finance Auth. MFH RB,
             Series 1997C-3                     5.65     10/01/2015        2,612
    7,770   Student Obligations RB,
             Series 1991A-2                     6.90      9/01/2002        8,071

            Connecticut (1.3%)
            Mashantucket (Western) Pequot
             Tribe RB,
    4,960    Series 1996A (PRE) (d)             6.40      9/01/2011        5,783
    5,040    Series 1996A (d)                   6.40      9/01/2011        5,542
    1,000    Series 1997B (d)                   5.60      9/01/2009        1,041
    2,400    Series 1997B (d)                   5.70      9/01/2012        2,479
   14,500    Series 1997B (d)                   5.75      9/01/2018       14,952

            District of Columbia (4.5%)
   30,000   Convention Center Auth. RB,
             Series 1998 (INS) (2)              5.00     10/01/2018       29,577
            GO,
    2,035    Series 1993A (ETM)                 5.80      6/01/2004        2,194
   25,715    Series 1993A                       5.80      6/01/2004       27,361
      370    Series 1994A-3 (ETM)               5.50      6/01/2006          397
    7,130    Series 1994A-3                     5.50      6/01/2006        7,513
      440    Series E (PRE)                     5.75      6/01/2005          477
   11,340    Series E                           5.75      6/01/2005       12,056
      450    Series E (PRE)                     5.75      6/01/2006          488
   11,550    Series E                           5.75      6/01/2006       12,234
    6,250   Hospital RB, Series 1992B (PRE)     6.75      8/15/2007        6,974
    6,000   Revenue Bond, Series 1999A
             (National Academy of Sciences)
             (INS) (2)                          5.00      1/01/2019        5,863

            Florida (1.5%)
            Dade County RB,
    8,255    Series 1996B (INS) (2),(a)         6.00     10/01/2011        4,607
    8,610    Series 1996B (INS) (2),(a)         6.10     10/01/2012        4,483
    8,760    Series 1996B (PRE)(INS) (2),(a)    6.20     10/01/2013        4,457
    5,000   Housing Finance Agency MFH RB,
             Series 1984C                       6.25     12/01/2006        5,180
            Miami-Dade County School Board COP,
    2,250    Series 1998A (INS) (4)             5.00      8/01/2016        2,251
    1,500    Series 1998A (INS) (4)             5.00      8/01/2017        1,493
    5,935   Nassau County PCRB, Series 1989     7.65      6/01/2006        6,049
    7,000   North Miami Educational
             Facilities RB                      6.10      4/01/2013        7,301

            Georgia (0.6%)
    8,760   Metropolitan Atlanta Rapid Transit
             RB, Series M                       6.25      7/01/2003        9,385
    5,000   Savannah Hospital Auth./Candler
             Health Systems RB, Series 1998B
             (INS) (4)                          5.00      7/01/2018        4,960

            Hawaii (0.3%)
    2,000   Honolulu City and County GO,
             Series 1999C (INS) (3),(e)         5.00      7/01/2019        1,973
    5,000   Housing Finance and Development
             Corp. RB, Series 1997B             5.45      7/01/2017        5,142

            Idaho (0.1%)
    2,325   Health Facilities Auth. RB,
             Series 1998                        5.25      5/01/2014        2,344

            Illinois (4.7%)
    2,655   Bedford Park Tax Increment RB,
             Series 1993 (ETM)                  7.38     12/01/2004        3,093
    4,880   Boone, McHenry and Dekalb Counties
             Community Unit School District GO,
             Series 1997 (INS) (4),(a)          5.30     12/01/2013        2,368
            Chicago School Board GO,
   15,535    Series 1999A (INS) (3),(a)         5.13     12/01/2016        6,273
   10,775    Series 1999A (INS) 3,a             5.17     12/01/2017        4,110
   21,235   Chicago-O'Hare International
             Airport RB, Series 1994A
             (INS) (1),(f)                      6.20      1/01/2007       23,576
    7,460   Cook County Forest Preserve
             District GO, Series 1996
             (INS) (1)                          5.80     11/01/2016        7,934
   10,110   Development Finance Auth. RB,
             Series 1995                        7.00      3/01/2007       11,171
            Health Facilities Auth. RB,
   10,000    Hospital Sisters Services,
              Inc. (INS) (1)                    5.00      6/01/2018        9,800
    1,390    Series 1989 (Delnor Hospital)
             (PRE)                              7.75      5/15/2000        1,426
    6,700    Series 1992 (Mercy Hospital)       7.00      1/01/2007        7,203
    8,000    Series 1993B (Univ. of Chicago
             Hospital) (INS) (1)                5.75      8/15/2014        8,425
    3,150    Series 1996 (Mercy Hospital)       6.00      1/01/2006        3,365
    7,815    Series 1996 (Mercy Hospital)       6.38      1/01/2015        8,400
    5,000    Series 1996A (Riverside Medical
              Center)                           6.00     11/15/2015        5,344
    1,000    Series 1998 (Centegra Health
              System)                           5.25      9/01/2013          998
    1,000    Series 1998 (Centegra Health
              System)                           5.25      9/01/2014          994
    2,500    Series 1998 (Centegra Health
              System)                           5.25      9/01/2018        2,433
    1,015   Independent Higher Education
             Loan Auth. RB, Series 1985 (LOC)   7.50     12/01/1999        1,024
    8,050   Lake County Community Unit School
             District GO, Series 1999B (INS)
             (4),(a)                            5.13     12/01/2016        3,273

            Indiana (2.6%)
            Health Facility Financing Auth. RB,
    2,900    Series 1993 (Sisters St. Francis
             Health Services) (PRE)             5.90     11/01/2009        3,064
   14,700    Series 1994 (Sisters St. Francis
             Health Services) (PRE)             6.20      7/01/2009       15,476
    1,400    Series 1998 (Floyd Memorial
             Hospital and Health Services)      5.25      2/15/2018        1,384
    5,000    Series 1999A (Sisters St. Francis
             Health Services) (INS) (1)         5.15     11/01/2019        4,987
    6,000   Indianapolis Economic Development
             RB, Series 1996                    6.05      1/15/2010        6,335
            Marion County Hospital Auth. RB,
    7,000    Series 1992 (PRE)                  6.10     10/01/2003        7,301
    5,100    Series 1992 (PRE)                  6.55     10/01/2008        5,456
            Pike Township School Building
             Corp. RB,
    4,600    Series 1992A                       6.00      2/01/2006        4,910
    4,700    Series 1992A                       6.00      8/01/2006        5,017
    1,150   St. Joseph County Economic
             Development RB, Series 1997        5.45      2/15/2017        1,140
    7,260   St. Joseph County Hospital
             Auth. RB, Series 1999 (Madison
             Center Inc.)                       5.75      2/15/2019        7,166

            Iowa (0.9%)
    6,000   Finance Auth. RB, Series 1998A
             (INS) (1)                          5.25      7/01/2015        6,130
    3,280   Higher Education Loan Auth. RB
             (INS) (7)                          6.13     10/01/2016        3,616
   10,000   Student Loan Liquidity Corp. RB,
             Series 1992A (f)                   6.45      3/01/2002       10,608

            Louisiana (1.5%)
    5,175   Offshore Terminal Auth. RB,
             Series 1998                        5.20     10/01/2018        5,134
            Orleans Levee District RB,
    7,380    Series 1986 (INS) (4)              5.95     11/01/2014        8,080
    7,455    Series 1986 (INS) (4)              5.95     11/01/2015        8,120
    7,015    Series A (INS) (4)                 5.95     11/01/2010        7,740
    1,400   Public Facilities Auth. RB,
             Series 1997B                       5.63      8/01/2017        1,455
    3,955   St. Tammany Parish Hospital Service
             District No. 1 Hospital RB,
             Series 1998 (INS) (6)              5.00      7/01/2018        3,785

            Maine (1.9%)
   41,400   Bucksport Solid Waste Disposal RB,
             Series 1985                        6.25      5/01/2010       43,708

            Maryland (1.9%)
            Community Development
             Administration RB,
   19,245    1997 First Series                  5.60      4/01/2018       19,734
    2,865    1999 Second Series                 4.75      4/01/2012        2,878
    2,500    1999 Second Series                 4.80      4/01/2013        2,512
   10,000    1999 Second Series                 5.00      4/01/2017       10,000
    8,000    Series 1996A                       5.88      7/01/2016        8,502

            Massachusetts (1.3%)
    3,640   Housing Finance Agency RB,
             Series 1992C                       6.35     11/15/2003        3,896
    4,385   Industrial Finance Agency RB,
             Series 1989A                       7.10      8/01/1999        4,441
    5,000   Municipal Wholesale Electric Co.
             Power Supply Systems RB, Series
             1993 (INS) (2)                     5.45      7/01/2018        5,140
   15,000   State GO, Series 1991D (f)          6.63      7/01/2003       16,197

            Michigan (2.5%)
    8,000   Detroit Building Auth. RB,
             Series 1996A (LOC)                 6.15      2/01/2011        8,663
    4,000   Detroit Downtown Development
             Auth. Tax Increment Bonds,
             Series 1998C (INS) (1)             5.00      7/01/2018        3,929
    4,450   Detroit GO, Series 1996B (INS) (3)  5.50      4/01/2014        4,677
   23,330   Dickinson County Economic
             Development Corp. RB, Series 1989  6.55      3/01/2007       24,544
            Higher Education Facilities
             Auth. RB,
    2,390    Series 1998                        5.35      6/01/2013        2,393
    1,550    Series 1998                        5.55      6/01/2017        1,566
            Hospital Finance Auth. RB,
    5,000    Series 1995A (PRE)                 7.50     10/01/2007        6,050
      325    Series 1996                        5.90     10/01/2004          348
      100    Series 1996                        6.00     10/01/2005          108
      150    Series 1996                        6.10     10/01/2006          164
      160    Series 1996                        6.20     10/01/2007          176
    2,600    Series 1996                        6.25     10/01/2016        2,803
    2,000    Series 1998A                       5.38     10/01/2013        2,018
      400   Strategic Fund Ltd. Obligation
             RB, Series 1998                    5.30      7/01/2018          395

            Minnesota (1.5%)
    4,205   Maplewood Health Care Facility
             RB, Series 1996                    5.95     11/15/2006        4,237
            South St. Paul Hospital Facility
             RB,
   11,920    Series 1994                        6.50     11/01/2004       12,404
    9,095    Series 1994                        6.75     11/01/2009        9,653
            St. Paul Hospital RB,
    4,000    Series 1997A                       5.70     11/01/2015        3,879
    1,500    Series 1997B                       5.85     11/01/2017        1,460
    5,260   Washington County Hospital
             Facility RB, Series 1998           5.38     11/15/2018        4,866

            Mississippi (1.7%)
    1,000   Jones County Hospital RB,
             Series 1997                        5.50     12/01/2017          987
            Lafayette County Hospital RB,
      455    Series 1991A (PRE)                 7.70      3/01/2003          485
    2,360    Series 1991B (PRE)                 7.70      3/01/2003        2,515
   15,885    Series 1997                        5.50      3/01/2009       16,760
    1,500   Lincoln County Hospital RB,
             Series 1998B (INS) (5)             5.50      4/01/2018        1,542
    3,350   Prentiss County Hospital RB,
             Series 1985                        6.50      2/01/2005        3,408
            Union County Hospital RB,
      695    Series 1991A (PRE)                 7.70      3/01/2003          742
    1,295    Series 1991B (PRE)                 7.70      3/01/2003        1,383
   11,170    Series 1997                        5.50      3/01/2009       11,849

            Missouri (0.1%)
    2,000   Health and Educational Facilities
             Auth. RB, Series 1997              5.75      2/01/2017        2,089

            Montana (0.2%)
    5,000   Health Facility Auth. Hospital RB,
             Series 1997                        5.50      6/01/2011        5,260

            Nebraska (0.5%)
            Cass County School District 001 GO,
    2,800    Series 1998 (INS) (2)              5.00     12/15/2014        2,805
    2,000    Series 1998 (INS) (2)              5.00     12/15/2019        1,973
            Investment Finance Auth.
             Hospital RB,
      870    Series 1997 (INS) (5)              5.30     11/15/2012          898
    2,000    Series 1997 (INS) (5)              5.45     11/15/2017        2,047
    5,000   Scotts Bluff County Hospital
             Auth. RB, Series 1998              5.13     11/15/2019        4,815

            Nevada (1.2%)
   10,905   Clark County Flood Control
             GO (INS) (3)                       4.50     11/01/2017       10,281
   16,640   Clark County School District GO,
             Series 1991B (INS) (3),(a)         6.24      3/01/2004       13,610
    2,975   Housing Division SFH RB,
             Series 1995D-1                     5.90     10/01/2014        3,108
    2,000   Reno Hospital RB, Series 1998
             (INS) (1)                          5.00      5/15/2018        1,965

            New Hampshire (0.5%)
            Higher Educational and Health
             Facilities Auth. RB,
      410    Series 1985A (Student Loan)
             (INS) (3)                          7.50     12/01/2000          411
    1,275    Series 1990 (Granite State
              Management)                       8.50     12/01/2001        1,336
    3,000    Series 1997 (Kendal at Hanover)
              (LOC)                             5.80     10/01/2012        3,079
    5,055    Series 1997 (Kendal at Hanover)
              (LOC)                             5.90     10/01/2018        5,169
    1,990    Series 1998 (Franklin Pierce
              College) (INS) (6)                5.25     10/01/2018        1,960

            New Jersey (2.5%)
    6,150   Camden County Improvement Auth.
             RB, Series 1997                    5.88      2/15/2015        5,634
            Economic Development Auth. RB,
   15,000    Series 1994A (INS) (1)             5.88      7/01/2011       16,458
    2,000    Series 1997A (Harrogate Inc.)      5.75     12/01/2016        2,028
   31,260   Turnpike Auth. RB, Series 1991A (f) 6.50      1/01/2003       33,858

            New Mexico (0.3%)
    6,035   Chaves County Hospital RB,
             Series 1992(PRE)                   7.25     12/01/2010        6,823

            New York (21.6%)
    6,000   Dormitory Auth. RB, Bronx-Lebanon
             Hospital Center, Series 1998E      5.20      2/15/2015        6,048
            Dormitory Auth. RB, Brookdale
             Hospital,
    5,000    Series 1998J                       5.20      2/15/2015        5,040
    4,000    Series 1998J                       5.20      2/15/2016        4,016
    4,760    Series 1998J                       5.30      2/15/2017        4,811
   10,300   Dormitory Auth. RB, Court
             Facilities Lease, Series 1993A     5.63      5/15/2013       10,735
    4,065   Dormitory Auth. RB, Lutheran
             Center at Poughkeepsie,
             Series 1997 (LOC)                  6.00      7/01/2014        4,421
            Dormitory Auth. RB, Mental Health
             Services Facilities Improvement,
    2,055    Series 1997A                       5.75      2/15/2010        2,229
    2,000    Series 1997A                       5.75      2/15/2011        2,163
    2,000    Series 1997A                       5.75      2/15/2012        2,157
    2,460    Series 1997B                       5.75      2/15/2010        2,668
    4,050    Series 1997B                       5.75      2/15/2012        4,368
    4,675    Series 1997B                       5.50      8/15/2017        4,883
    6,400   Dormitory Auth. RB, Municipal
             Health Facilities, Series 1998-1
             (INS) (4)                          5.00      1/15/2016        6,402
            Dormitory Auth. RB, New York City
             University,
    5,000    1996 Series (2)                    6.00      7/01/2009        5,522
    1,760    1996 Series (2)                    6.00      7/01/2010        1,944
    5,500    Series 1993A                       5.75      7/01/2013        6,043
   13,730    Series 1997-1                      5.25      7/01/2014       14,017
   14,560   Dormitory Auth. RB, Northern
             General Hospital, Series 1998G     5.30      2/15/2019       14,515
    2,680   Dormitory Auth. RB, Nyack
             Hospital, Series 1996              6.00      7/01/2006        2,898
            Dormitory Auth. RB, State
             University Educational Facilities,
    7,625    Series 1993A                       5.88      5/15/2011        8,457
    2,725    Series 1994B                       5.90      5/15/2006        2,969
    2,500    Series 1994B (PRE)                 6.00      5/15/2007        2,788
    1,000    Series 1995A                       5.88      5/15/2007        1,094
    2,000    Series 1995A (PRE)                 5.90      5/15/2008        2,242
    3,500    Series 1995A (PRE)                 6.00      5/15/2009        3,943
    2,250    Series 1995A (PRE)                 6.00      5/15/2010        2,535
    2,175    Series 1995A (PRE)                 6.00      5/15/2011        2,450
   14,120    Series 1996                        5.75      5/15/2013       15,214
    7,000    Series 1996                        5.75      5/15/2016        7,500
    7,230   Dormitory Auth. RB, Upstate
             Community College, Series
             1999A (e)                          5.00      7/01/2019        7,028
            Environmental Facilities Corp.
             PCRB,
    5,135    Series 1991E (PRE)                 6.40      6/15/2003        5,538
    1,415    Series 1991E                       6.40      6/15/2003        1,520
            Housing Finance Agency Service
             Contract RB,
    2,275    Series 1995A                       6.25      9/15/2010        2,519
    4,420    Series 1996A                       6.00      9/15/2016        4,752
   39,245   Housing New York Corp. RB,
             Series 1993                        5.00     11/01/2018       38,713
   17,955   Long Island Power Auth. Electric
             System General RB, Series 1998B
             (INS) (1)                          4.63      4/01/2016       17,240
            Medical Care Facilities Finance
             Agency  RB,
    5,000    Series 1994A (PRE)                 6.40      2/15/2007        5,689
    5,000    Series 1994A (PRE)                 6.50      2/15/2008        5,714
   10,000    Series 1994A                       6.13      8/15/2013       10,493
    7,445    Series 1995A (Adult Day Care)      6.00     11/15/2010        8,266
    2,675    Series 1995A (Brookdale Hospital)
             (ETM)                              6.70      2/15/2005        3,050
    2,750    Series 1995A (Brookdale Hospital)
             (PRE)                              6.70      8/15/2005        3,179
    2,860    Series 1995A (Brookdale Hospital)
             (PRE)                              6.75      2/15/2006        3,314
    2,940    Series 1995A (Brookdale Hospital)
             (PRE)                              6.75      8/15/2006        3,407
    3,045    Series 1995A (Brookdale Hospital)
             (PRE)                              6.80      2/15/2007        3,536
    3,130    Series 1995A (Brookdale Hospital)
             (PRE)                              6.80      8/15/2007        3,635
    5,700    Series 1995A (Brookdale Hospital)
             (PRE)                              6.80      8/15/2012        6,620
   22,230   Metropolitan Transportation Auth.
             Service Contract RB, Series P      5.75      7/01/2015       23,203
      980   Mortgage Agency RB, Series EE-1     7.75     10/01/2000        1,001
    3,235   New York City Capital Improvement
             Bonds 34th St. Partnership,
             Series 1993                        5.50      1/01/2014        3,342
            New York City GO,
   11,125    Series 1991D (ETM)                 8.00      8/01/1999       11,304
      410    Series 1991D                       8.00      8/01/1999          416
   11,245    Series 1992H (PRE)                 6.88      2/01/2004       12,355
    1,535    Series 1992H                       6.88      2/01/2004        1,666
   16,655    Series 1993B (PRE)                 6.75     10/01/2004       18,514
      345    Series 1993B                       6.75     10/01/2004          380
    1,700    Series 1993C (PRE)                 6.50      8/01/2004        1,869
    7,300    Series 1993C                       6.50      8/01/2004        7,957
   15,000    Series 1994A                       6.25      8/01/2008       16,398
   10,000    Series 1996G                       5.75      2/01/2010       10,737
    5,000    Series 1997I                       6.00      4/15/2012        5,460
    9,635    Series 1998J                       5.00      8/01/2017        9,526
   13,000   New York City Municipal Assistance
             Corp. RB, Series 67 (PRE)          7.30      7/01/2000       13,392
            New York City Municipal Water
             Finance RB,
    3,295    Series 1992A                       6.70      6/15/2003        3,513
    3,345    Series 1992A (PRE)                 6.70      6/15/2003        3,593
   10,935   New York City Transitional Finance
             Auth. RB, Series 1999B             4.75     11/01/2018       10,549
            Thruway Auth. RB,
    7,500    Series 1995 (PRE)                  6.00      4/01/2009        8,371
    2,150    Series 1995 (PRE)                  6.10      4/01/2010        2,411
   10,000    Series E                           4.75      1/01/2019        9,513
            Urban Development Corp. RB,
   20,955    Series 1993                        5.75      1/01/2013       21,970
   21,700    Series 1993                        5.50      1/01/2015       22,273

            North Carolina (0.3%)
    6,000   Municipal Power Agency RB,
             Series 1992                        6.00      1/01/2004        6,431

            Ohio (0.6%)
    6,750   Dayton Special Facilities RB,
             Series 1988C                       6.05     10/01/2009        7,229
    2,650   Franklin County Health Care
             Facilities RB, Series 1997         5.50      7/01/2017        2,623
    4,000   IDA RB, Series 1992                 5.75     12/01/2002        4,237

            Oklahoma (0.7%)
            Holdenville Industrial Auth. RB,
    1,650    Series 1995 (PRE)                  6.60      7/01/2010        1,931
    3,250    Series 1995 (PRE)                  6.70      7/01/2015        3,825
            Industries Auth. Health
             Facilities RB,
    2,350    Series 1989A (PRE)                 7.30      6/01/2001        2,413
    1,055    Series 1989A                       7.30      6/01/2001        1,083
    2,355   Tulsa County Home Finance Auth.
             RB, Series 1990 (ETM)(INS) (2)     7.10      5/01/2002        2,542
    4,500   Valley View Hospital Auth. RB,
             Series 1996                        5.75      8/15/2006        4,653

            Oregon (0.1%)
    1,250   Clackamas County Hospital Facility
             Auth. RB, Series 1997              6.10     11/01/2012        1,297

            Pennsylvania (4.6%)
   35,000   Finance Auth. RB, Series 1993       6.60     11/01/2009       38,706
    3,565   Housing Finance Agency RB,
             Series 1992                        5.90      7/01/2004        3,769
   10,000   Montgomery County IDA RB,
             Series 1996B                       5.63     11/15/2012       10,352
            Philadelphia GO,
    9,055    Series 1998 (INS) (4)              4.75      3/15/2016        8,733
    3,000    Series 1998 (INS) (2)              4.75      3/15/2017        2,882
   11,700   Philadelphia IDA RB, Series
             1998A (LOC)                        5.15      3/01/2019       11,363
   17,500   Philadelphia Water and Wastewater
             RB, Series 1993 (INS) (3)          5.65      6/15/2012       18,422
    9,440   State GO, Second Series 1992 (a)    6.11      7/01/2004        7,621
    5,000   York County IDA RB, Series 1992     6.25      7/01/2002        5,343

            Puerto Rico (3.9%)
            Electric Power Auth. RB,
    5,000    Series S                           7.00      7/01/2006        5,851
    4,420    Series X                           5.80      7/01/2009        4,801
    4,500    Series X                           5.90      7/01/2010        4,894
    4,000    Series X                           6.00      7/01/2011        4,362
    4,220    Series Z                           5.50      7/01/2012        4,456
   22,200   Housing Bank and Finance Agency RB  7.50     12/01/2006       26,032
    8,005   Municipal Finance Agency RB,
             Series 1992A                       5.80      7/01/2004        8,564
   14,060   Public Building Auth. GO, Series K  6.50      7/01/2003       15,348
            Public Improvement GO,
    7,500    Series 1994                        6.10      7/01/2006        8,259
    7,825    Series 1994                        6.20      7/01/2007        8,617

            Rhode Island (1.2%)
            Health and Educational Building
             Corp. RB,
    3,385    Series 1996 (INS) (1)              5.50      5/15/2012        3,580
    7,600    Series 1996 (INS) (1)              5.50      5/15/2016        7,902
            Housing and Mortgage Finance
             Corp. RB,
    6,180    Series 15-B                        6.30     10/01/2007        6,597
    5,205    Series 1995A (INS) (2)             5.70      7/01/2007        5,594
    3,630    Series 25A                         5.60     10/01/2017        3,764

            South Carolina (0.6%)
            Connector 2000 Association Inc.
             Toll Road RB,
    6,400    Series 1998B (a)                   5.73      1/01/2016        2,360
    8,800    Series 1998B (a)                   5.73      1/01/2017        3,058
    9,100    Series 1998B (a)                   5.75      1/01/2018        2,963
    9,400    Series 1998B (a)                   5.75      1/01/2019        2,883
    3,000   Marion County Hospital District
             RB (INS) (7)                       5.50     11/01/2015        3,119

            South Dakota (0.2%)
    5,400   Rapid City IDA RB, Series 1990      7.25     11/01/2000        5,663

            Tennessee (1.1%)
   24,540   Housing Development Agency RB,
             Issue 97-3B (a)                    5.73      7/01/2016        9,469
    3,000   Knox County Health, Educational
             and Housing Facilities Board RB,
             Series 1996 (INS) (7)              5.50      4/15/2011        3,182
    4,325   Memphis Shelby County Airport
             Auth. Special Facilities RB,
             Series 1997                        5.35      9/01/2012        4,523
            Nashville and Davidson County
             Health and Educational Facilities
             Board RB,
    4,000    Series 1998 (INS) (5)              5.10      8/01/2016        3,979
    1,000    Series 1998 (INS) (5)              5.10      8/01/2019          982
    4,000   Springfield Health and Educational
             Facilities Board Hospital RB,
             Series 1998                        5.25      8/01/2018        3,826

            Texas (7.6%)
    5,410   Austin Higher Education Auth. RB,
             Series 1998                        5.13      8/01/2016        5,297
            Bastrop ISD GO,
    1,855    Series 1997 (NBGA) (a)             5.55      2/15/2014          889
    3,030    Series 1997 (NBGA) (a)             5.55      2/15/2015        1,369
    3,055    Series 1997 (NBGA) (a)             5.60      2/15/2016        1,302
    3,155    Series 1997 (NBGA) (a)             5.60      2/15/2017        1,269
   12,000   Bexar County Health Facilities
             Development Corp. RB,
             Series 1993 (ETM)(INS) (4)         5.88     11/15/2010       13,400
    4,365   Cass County IDC PCRB, Series 1997B  5.35      4/01/2012        4,542
            Fort Worth Higher Education Finance
             Corp. RB,
      515    Series 1997A                       5.50     10/01/2006          544
      545    Series 1997A                       5.50     10/01/2007          575
      575    Series 1997A                       5.63     10/01/2008          607
    2,670    Series 1997A                       6.00     10/01/2012        2,821
   15,400   Gulf Coast Waste Disposal Auth.
             PCRB, Series 1992                  6.13     11/01/2004       16,658
    6,200   Gulf Coast Waste Disposal Auth.
             RB, Series 1994                    5.70      5/01/2006        6,696
    2,070   Harrison County Health Facilities
             Development Corp. RB, Series 1998
             (INS) (6)                          5.50      1/01/2018        2,098
   13,000   Houston ISD GO, Series 1999A        5.00      2/15/2019       12,959
            Houston ISD Public Facility
             Corp. RB,
    3,635    Series 1998A (INS) (2),(a)         5.35      9/15/2015        1,574
    2,635    Series 1998A (INS) (2),(a)         5.38      9/15/2016        1,077
    3,885    Series 1998A (INS) (2),(a)         5.40      9/15/2017        1,501
    4,955    Series 1998B (INS) (2),(a)         5.35      9/15/2015        2,146
    6,955    Series 1998B (INS) (2),(a)         5.38      9/15/2016        2,844
            Houston Water and Sewer Systems RB,
      175    Series 1992B (PRE)                 6.00     12/01/2004          191
    4,825    Series 1992B                       6.00     12/01/2004        5,217
            Laredo ISD Public Limited GO,
      355    Series 1998A                       5.06      2/01/2000          359
      370    Series 1998A                       5.06      2/01/2001          376
      390    Series 1998A                       5.06      2/01/2002          398
      410    Series 1998A                       5.06      2/01/2003          420
      435    Series 1998A                       5.06      2/01/2004          446
      460    Series 1998A                       5.06      2/01/2005          472
      480    Series 1998A                       5.06      2/01/2006          491
      505    Series 1998A                       5.06      2/01/2007          515
      530    Series 1998A                       5.06      2/01/2008          539
    3,830   Lewisville RB, Series 1998
             (INS) (6)                          5.38      9/01/2015        3,836
   11,700   Lower Colorado River Auth. RB,
             Series 1992 (INS)                  6.45      1/01/2003       10,085
    4,390   Marlin ISD Public Facility Corp.
             RB, Series 1998 (c)                5.85      2/15/2018        4,506
    8,565   Municipal Power Agency RB,
             Series 1987                        5.50      9/01/2013        8,573
   24,050   Port of Corpus Christi IDC PCRB,
             Series 1997B                       5.40      4/01/2018       23,797
   11,790   Public Finance Auth.
             RB (INS) (1),(b)                   6.06      2/01/2004        9,676
   10,000   San Antonio Electric and Gas
             Systems RB, Series 1991B
             (ETM)(INS) (3),(a)                 6.38      2/01/2004        8,207
    5,000   Travis County Health Facilities
             Development Corp. Hospital RB,
             Series 1998A                       5.13     11/01/2018        4,909
    4,000   Trinity River IDA RB                7.25      2/01/2004        4,519
            Tyler Health Facilities Development
             Corp. Hospital RB,
    5,555    Series 1993B (East Texas Medical
             Center)                            6.63     11/01/2011        5,391
    1,000    Series 1997A (Mother Frances
             Hospital)                          5.63      7/01/2013        1,006
    5,355   Water Resources Finance Auth. RB,
             Series 1989                        7.25      2/15/2001        5,411

            Utah (2.0%)
      475   Housing Finance Agency RB,
             Series 1985B                       5.30      7/01/2007          476
            Intermountain Power Agency RB,
    8,105    Series 1987A (INS) (1)             5.00      7/01/2012        8,106
   16,430    Series 1988B (INS) (1),(a)         6.48      7/01/2003       13,853
   21,895    Series 1988B (INS) (1),(a)         6.18      7/01/2004       17,629
    7,000   Juab County PCRB, Series 1991 (b)   6.00      8/01/2011        7,000

            Vermont (0.1%)
    3,000   Educational and Health Buildings
             Financing Agency RB, Series 1998   5.50      7/01/2018        2,977

            Virginia (0.2%)
    5,000   Isle of Wight County IDA PCRB,
             Series 1994                        5.80      5/01/2004        5,159

            Washington (1.5%)
    3,255   Health Care Facilities Auth. RB,
             Series 1997A (INS) (1)             5.13      8/15/2017        3,251
    6,185   Higher Education Facilities
             Auth. RB                           5.20     10/01/2017        6,208
            King County GO,
      780    Series 1993A (PRE)                 5.90     12/01/2007          850
    4,720    Series 1993A                       5.90     12/01/2007        5,094
    5,000   King County Housing Auth. RB,
             Series 1998A (INS) (5)             5.20      7/01/2018        5,007
   10,000   Port of Seattle Passenger Facility
             Charge RB, Series 1998A (INS) (1)  5.00     12/01/2017        9,909
            State Health Care Facilities
             Auth. RB,
    2,500    Series 1998 (INS) (5)              5.25      8/15/2017        2,514
    2,500    Series 1998 (INS) (5)              5.30      8/15/2018        2,520

            West Virginia (0.8%)
   16,940   School Building Auth. RB,
             Series 1994                        6.25      7/01/2004       18,530

            Wisconsin (1.4%)
    3,780   Center District Junior Dedicated
             Tax RB, Series 1999 (INS) (4)      5.25     12/15/2018        3,938
            Health and Educational Facilities
             Auth. RB,
   11,500    Series 1993 (Aurora Health Care)
             (INS) (1)                          5.25      8/15/2012       11,784
    4,130    Series 1995A (Walkesha Memorial
             Hospital) (INS) (2)                5.25      8/15/2012        4,255
    5,000    Series 1998A (Wausau Hospital)
             (INS) (2)                          5.13      8/15/2020        4,910
            Professional Baseball Park
             District RB,
    2,540    Series 1996 (PRE)                  5.55     12/15/2014        2,783
    2,275    Series 1996 (PRE)                  5.60     12/15/2015        2,501
    2,750    Series 1996 (PRE)                  5.65     12/15/2016        3,032

            Wyoming (0.1%)
      108   Farm Loan Board COP, Series
             1989 (NBGA)                        6.50     12/01/1999          109
--------------------------------------------------------------------------------
            Total fixed rate instruments
             (cost: $2,043,528)                                        2,173,714
--------------------------------------------------------------------------------

                      PUT BONDS (4.7%)
            Alabama (0.2%)
    4,000   Housing Finance Auth. MFH RB,
             Series 1992C (NBGA)                5.90      8/01/2007        4,059

            California (0.5%)
    7,500   Statewide Communities Development
             Auth. RB, Series 1998A (d)         5.25      5/15/2025        7,538
    3,535   Woodland MFH RB, Series 1994A       6.05     12/01/2024        3,702

            Florida (0.4%)
            Housing Finance Agency MFH RB,
    4,255    Series 1996R-1 (NBGA)              5.65     12/01/2026        4,511
    4,500    Series 1996S-1 (NBGA)              5.65     12/01/2026        4,771

            Illinois (0.6%)
   14,295   Hoffman Estates MFH RB,
             Series 1996                        5.75      6/01/2021       15,097

            Kansas (0.3%)
    6,590   Merriam MFH RB, Series
             1991A (NBGA)                       7.25      4/01/2021        6,736

            Louisiana (0.2%)
    4,360   Shreveport Home Mortgage Auth.
             RB, Series 1995A (NBGA)            6.40      9/01/2025        4,642

            New Mexico (0.5%)
            Bernalillo County MFH RB,
    7,700    Series 1994A (Sun Village Apts.)
             (NBGA)                             6.50     10/01/2019        8,132
    3,320    Series 1995 (Sunchase Apts.)
             (NBGA)                             5.80     11/01/2025        3,499

            Ohio (0.3%)
    5,500   Montgomery County IDA RB,
             Series 1992 (LOC)                  6.50      2/01/2007        5,993

            Pennsylvania (0.3%)
            Philadelphia IDA RB,
    3,500    Series 1997A                       6.50     10/01/2027        3,732
    4,000    Series 1997B                       6.50     10/01/2027        4,266

            Texas (0.1%)
    2,500   Gregg County Housing Finance
             Corp. RB, Series 1995A (NBGA)      6.40      9/01/2025        2,705

            Utah (0.7%)
            Salt Lake County MFH RB,
   10,240    Series 1995A-1 (INS) (5)           5.70     10/01/2025       10,808
    6,500    Series 1995B-1 (INS) (5)           5.70     10/01/2025        6,860

            Washington (0.6%)
            Chelan County Public Utility
             District #1 RB,
    5,650    Series E                           5.70      7/01/2068        5,931
    6,845    Series E                           5.70      7/01/2068        7,185
--------------------------------------------------------------------------------
            Total put bonds (cost: $104,352)                             110,167
--------------------------------------------------------------------------------

                      VARIABLE RATE DEMAND NOTES (1.7%)
            California (0.4%)
    2,065   Irvine Improvement Bonds,
             Assessment District 94-13 (LOC)    3.00      9/02/2022        2,065
    6,890   Orange County Special Financing
             Auth. RB, Series 1995B (LOC)       4.05     11/01/2014        6,890
      850   Statewide Communities Development
             Auth. COP, Series 1996 (LOC)       3.00      6/01/2026          850

            Iowa (0.6%)
   12,750   Council Bluffs PCRB, Series 1995    3.05      1/01/2025       12,750

            Kansas (0.1%)
    2,400   Development Finance Auth. RB,
             Series 1998BB (LOC)                3.15     11/15/2028        2,400

            Michigan (0.2%)
    5,400   Strategic Fund Limited Obligation
             RB, Series 1994                    3.15      2/01/2009        5,400

            North Carolina (0.1%)
    2,400   Medical Care Commission RB,
             Series 1998 (LOC)                  3.15      6/01/2028        2,400

            Virginia (0.2%)
      900   Fairfax County IDA RB,
             Series 1989A                       3.05      1/15/2022          900
    3,585   Peninsula Ports Auth. Coal
             Terminal RB, Series 1987D (LOC)    3.20      7/01/2016        3,585

            Wyoming (0.1%)
    1,600   Lincoln County PCRB, Series 1984C   3.30     11/01/2014        1,600
--------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $38,840)                                              38,840
--------------------------------------------------------------------------------
            Total investments (cost: $2,186,720)                      $2,322,721
================================================================================





                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Hospitals                                          14.2%
            Escrowed Bonds                                     13.0
            General Obligations                                11.4
            Electric/Gas Utilities - Municipal                  6.5
            Multi-Family Housing                                6.1
            Appropriated Debt                                   4.6
            Special Assessment/Tax/Fee                          4.5
            Education                                           4.1
            Single-Family Housing                               3.9
            Paper & Forest Products                             3.6
            Toll Roads                                          3.5
            Buildings                                           3.1
            Nursing/Continuing Care Centers                     2.5
            Real Estate Tax/Free                                2.2
            Finance - Municipal                                 2.0
            Airport/Port                                        1.8
            Healthcare - Miscellaneous                          1.7
            Water/Sewer Utilities - Municipal                   1.5
            Student Loans                                       1.1
            Gaming Companies                                    1.0
            Oil & Gas - Refining/Manufacturing                  1.0
            Other                                               5.8
                                                               ----
            Total                                              99.1%
                                                               ====





                           PORTFOLIO SUMMARY BY STATE
                           --------------------------

Alabama                    .6%          Nebraska                 .5%
Alaska                     .5           Nevada                  1.2
Arizona                    .5           New Hampshire            .5
Arkansas                   .8           New Jersey              2.5
California                7.2           New Mexico               .8
Colorado                  1.5           New York               21.6
Connecticut               1.3           North Carolina           .4
District of Columbia      4.5           Ohio                     .8
Florida                   1.9           Oklahoma                 .7
Georgia                    .6           Oregon                   .1
Hawaii                     .3           Pennsylvania            4.9
Idaho                      .1           Puerto Rico             3.9
Illinois                  5.3           Rhode Island            1.2
Indiana                   2.6           South Carolina           .6
Iowa                      1.4           South Dakota             .2
Kansas                     .4           Tennessee               1.1
Louisiana                 1.7           Texas                   7.8
Maine                     1.9           Utah                    2.8
Maryland                  1.9           Vermont                  .1
Massachusetts             1.3           Virginia                 .4
Michigan                  2.7           Washington              2.1
Minnesota                 1.5           West Virginia            .8
Mississippi               1.7           Wisconsin               1.4
Missouri                   .1           Wyoming                  .2
Montana                    .2                                  ----
                                        Total                  99.1%
                                                               ====












USAA SHORT-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 1999


Principal                                     Coupon        Final        Market
 Amount            Security                    Rate       Maturity       Value
--------------------------------------------------------------------------------

                      FIXED RATE INSTRUMENTS (70.2%)
            Alabama (0.1%)
 $  1,000   Prattville Industrial Development
             PCRB, Series 1998                  4.90%     9/01/2008   $      984

            Alaska (0.5%)
            North Slope Borough GO,
    1,250    Series 1995A (INS) (1),(a)         4.85      6/30/1999        1,240
    6,500    Series 1998A (INS) (1),(a)         4.60      6/30/2008        4,280

            Arizona (1.7%)
    1,750   Educational Loan Marketing Corp.
             RB, Series 1992A                   6.70      3/01/2000        1,798
            Maricopa County Hospital RB,
    2,545    Series 1997                        4.75      4/01/1999        2,545
    2,665    Series 1997                        5.00      4/01/2000        2,698
    2,525    Series 1997                        5.10      4/01/2001        2,577
    2,260    Series 1997                        5.25      4/01/2002        2,334
    3,045    Series 1997                        5.35      4/01/2003        3,166
    2,180    Series 1997                        5.35      4/01/2004        2,274

            California (2.1%)
    2,550   Central Valley Cogeneration RB,
             Series 1993                        5.40      7/01/2000        2,610
            Sacramento Cogeneration Auth. RB,
    1,000    Series 1995                        5.70      7/01/2000        1,026
    1,000    Series 1995                        5.80      7/01/2001        1,043
      900    Series 1995                        5.90      7/01/2002          953
      900    Series 1995                        6.00      7/01/2003          966
            San Joaquin Hills Transportation
             Corridor Agency RB,
   12,615    Senior Lien (ETM) (a)              7.10      1/01/2000       12,323
    3,500    Senior Lien (ETM) (a)              7.16      1/01/2001        3,293

            Colorado (0.4%)
            Denver Health and Hospital Auth. RB,
    1,180    Series 1998A                       5.13     12/01/2006        1,213
    1,250    Series 1998A                       5.25     12/01/2007        1,294
    1,250    Series 1998A                       5.25     12/01/2008        1,293

            Connecticut (1.1%)
            Mashantucket (Western) Pequot
             Tribe RB,
    1,000    Series 1996A (ETM) (d)             6.25      9/01/2001        1,063
    1,000    Series 1996A (d)                   6.25      9/01/2001        1,083
    1,250    Series 1996A (ETM) (d)             6.25      9/01/2002        1,354
    1,250    Series 1996A (d)                   6.25      9/01/2002        1,376
    1,480    Series 1996A (ETM) (d)             6.25      9/01/2003        1,624
    1,520    Series 1996A (d)                   6.25      9/01/2003        1,687
    1,235    Series 1996A (ETM) (d)             6.50      9/01/2006        1,426
    1,265    Series 1996A (d)                   6.50      9/01/2006        1,472

            District of Columbia (2.3%)
            GO,
      920    Series 1994A-3 (ETM)               4.70      6/01/1999          922
   17,870    Series 1994A-3 (f)                 4.70      6/01/1999       17,908
            Hospital RB,
    1,450    Series 1996A (ETM) (INS) (1)       5.00      8/15/2002        1,505
    1,530    Series 1996A (ETM) (INS) (1)       5.50      8/15/2003        1,629
    1,610    Series 1996A (ETM) (INS) (1)       5.50      8/15/2004        1,726

            Florida (0.2%)
    1,470   Nassau County PCRB, Series 1992     5.60      6/01/2000        1,498
      865   Orange County Health Facilities
             Auth. RB, Series 1995              5.63      7/01/2001          891

            Georgia (0.4%)
    4,000   Camden County Development Auth.
             PCRB, Series 1997                  5.25      4/01/2002        4,131

            Guam (2.9%)
            GO,
    9,290    Series 1994A                       5.75      8/15/1999        9,375
    2,000    Series 1994A                       5.25      9/01/1999        2,017
    5,000    Series 1995A                       5.38      9/01/2000        5,035
   10,000    Series 1995A                       5.50      9/01/2001       10,064
            Power Auth. RB,
    1,640    Series 1994A                       5.50     10/01/1999        1,659
    1,725    Series 1994A                       5.60     10/01/2000        1,773

            Hawaii (0.5%)
    4,720   Honolulu GO, Series 1999C
             (INS) (3),(e)                      5.00      7/01/2008        4,920

            Idaho (0.4%)
            Health Facilities Auth. RB,
      810    Series 1998                        4.65      5/01/2005          811
      860    Series 1998                        5.38      5/01/2006          899
      950    Series 1998                        5.38      5/01/2007          997
    1,005    Series 1998                        5.38      5/01/2008        1,056

            Illinois (3.8%)
   20,000   Chicago Board of Education GO,
             Series  1999A (INS) (3),(a)        4.50     12/01/2009       12,172
   16,265   Chicago Water RB, Series 1997
             (INS) (3),(a)                      5.00     11/01/2005       12,308
    9,000   Cook County GO, Series 1989
             (PRE) (INS) (1)                    7.38     11/01/2008        9,398
    1,575   Health Facilities Auth. RB,
             Series 1996                        5.60      1/01/2002        1,616
    3,330   Hodgkins Tax Increment RB,
             Series 1995A                       6.90     12/01/2001        3,449

            Indiana (3.6%)
    6,745   Development Finance IDA RB,
             Series 1996                        4.80      6/01/2000        6,853
            Health Facility Financing Auth. RB,
   20,300    Series 1993 (PRE)                  5.40     11/01/2005       21,132
    6,300    Series 1994 (PRE)                  5.38      7/01/2001        6,450
    3,000    Series 1999A (INS) (1)             5.00     11/01/2009        3,101

            Louisiana (4.3%)
   11,310   De Soto Parish PCRB, Series 1993A   5.05     12/01/2002       11,713
            Jefferson Parish School Board
             Sales and Use Tax RB,
    3,170    Series 1998 (INS) (4),(a)          4.80      9/01/2007        2,196
    2,090    Series 1998 (INS) (4),(a)          4.90      3/01/2008        1,404
    5,503   New Orleans Master Lease
             Agreement, #2300-1 (c)             7.99      2/01/2002        5,730
            Offshore Terminal Auth. RB,
    7,920    Series 1992B                       6.00      9/01/2001        8,312
    5,000    Series 1992B                       6.20      9/01/2003        5,417
    5,830    Series 1994B                       5.85      9/01/2000        6,019
    3,440   St. Charles Parish PCRB             7.63      6/01/2003        3,525

            Maine (1.4%)
            Jay PCRB,
    5,500    Series 1994A                       4.65      9/01/2002        5,616
    8,305    Series 1994B                       4.70      6/01/2002        8,483

            Massachusetts (3.1%)
            Health and Educational Facilities
             Auth. RB,
    3,445    Series 1998B (INS) (6)             5.00      7/01/2006        3,549
    3,645    Series 1998B (INS) (6)             5.25      7/01/2007        3,805
    1,640    Series 1998B (INS) (6)             5.25      7/01/2008        1,707
            New England Education Loan
             Marketing Corp. RB,
   17,000    Series 1985A                       5.80      3/01/2002       17,844
    5,000    Series 1992A                       6.13      9/01/1999        5,058

            Michigan (1.9%)
            Hospital Finance Auth. RB, Central
             Michigan Community Hospital,
      245    Series 1996                        5.00     10/01/1999          247
      255    Series 1996                        5.30     10/01/2000          261
      130    Series 1996                        5.50     10/01/2001          134
      275    Series 1996                        5.70     10/01/2002          288
      285    Series 1996                        5.80     10/01/2003          302
            Hospital Finance Auth. RB, Genesys
             Health System Medical Center,
    3,500    Series 1995A                       6.80     10/01/2000        3,645
    3,500    Series 1995A                       7.00     10/01/2001        3,730
    2,500    Series 1998A                       5.50     10/01/2006        2,617
    1,500    Series 1998A                       5.50     10/01/2007        1,572
    1,000    Series 1998A                       5.50     10/01/2008        1,048
    5,800   Monroe Economic Development
             Corp. PCRB, Series 1997            5.00      2/01/2003        5,988

            Minnesota (1.2%)
    5,850   Minneapolis Temporary Parking
             Ramp RB, Series 1997A              4.75      6/01/2000        5,851
            St. Paul Housing and Redevelopment
             Auth. Hospital RB,
      675    Series 1997A                       5.00     11/01/2003          661
    1,410    Series 1997A                       5.10     11/01/2004        1,379
    1,485    Series 1997A                       5.20     11/01/2005        1,448
    1,560    Series 1997A                       5.30     11/01/2006        1,517
    1,645    Series 1997A                       5.35     11/01/2007        1,594

            Mississippi (1.4%)
            Jones County Hospital RB,
    1,000    Series 1997                        5.00     12/01/2005        1,033
    1,050    Series 1997                        5.00     12/01/2006        1,083
    1,105    Series 1997                        5.10     12/01/2007        1,147
    1,155    Series 1997                        5.20     12/01/2008        1,203
    5,225   Lafayette County Hospital RB,
             Series 1997                        5.00      3/01/2002        5,326
    1,000   Lincoln County Hospital RB,
             Series 1998A (INS) (5)             5.00      4/01/2004        1,026
    3,675   Union County Hospital RB,
             Series 1997                        5.00      3/01/2002        3,746

            Nebraska (0.2%)
            Investment Finance Auth. Hospital RB,
      465    Series 1997 (INS) (5)              4.90     11/15/2005          481
      440    Series 1997 (INS) (5)              5.00     11/15/2006          457
      410    Series 1997 (INS) (5)              5.00     11/15/2007          424
      505    Series 1997 (INS) (5)              5.05     11/15/2008          523

            New Jersey (0.1%)
    1,050   Camden County Improvement Auth.
             RB, Series 1997                    4.75      2/15/2000        1,029

            New York (16.6%)
            Dormitory Auth. RB,
    3,760    Series 1989A (LOC)                 4.45      4/01/1999        3,760
    1,675    Series 1999B (e)                   4.00      4/01/2005        1,648
    1,740    Series 1999B (e)                   4.00      4/01/2006        1,700
            Dormitory Auth. RB, City University
             System,
    3,245    Series 1996-2                      5.00      7/01/2000        3,309
    1,285    Series 1996-2                      5.10      7/01/2001        1,322
    5,000   Dormitory Auth. RB, Good Samaritan
             Hospital, Series 1998A (INS) (5)   5.50      7/01/2009        5,358
            Dormitory Auth. RB, Nyack Hospital,
    1,160    Series 1996                        5.35      7/01/1999        1,165
    1,170    Series 1996                        5.65      7/01/2001        1,206
            Dormitory Auth. RB, State University
             Educational Facilities,
    1,285    Series 1994B                       5.10      5/15/1999        1,288
    2,190    Series 1994B                       5.30      5/15/2000        2,239
    6,450    Series 1995A                       5.10      5/15/2000        6,581
    6,350    Series 1995A                       5.25      5/15/2001        6,555
    7,500    Series 1995A                       5.40      5/15/2002        7,840
    1,000    Series 1996                        4.90      5/15/2000        1,018
    1,350    Series 1996                        5.00      5/15/2001        1,387
    1,000    Series 1996                        5.10      5/15/2002        1,037
    1,250   Dormitory Department of Health
             RB, Series 1996                    4.75      7/01/2001        1,277
   25,805   Environmental Facilities Corp.
             PCRB, Series 1994A                 5.50      6/15/1999       25,934
    5,325   Medical Care Facilities Finance
             Agency RB, Series 1994A (ETM)      5.80      2/15/2001        5,535
            New York City GO,
      600    Series 1994D (ETM)                 6.00      8/15/1999          607
    9,400    Series 1994D                       6.00      8/15/1999        9,497
      155    Series 1994H (ETM)                 5.30      8/01/1999          156
    7,845    Series 1994H                       5.30      8/01/1999        7,900
    5,000    Series 1995A                       5.40      8/01/2000        5,134
    1,450    Series 1995D (ETM)                 6.50      2/01/2002        1,558
    3,550    Series 1995D                       6.50      2/01/2002        3,795
    3,325    Series 1996K (ETM)                 5.50      4/01/2001        3,451
    4,900    Series 1998F                       5.50      8/01/2006        5,261
    6,420    Series 1998F                       5.50      8/01/2007        6,901
    5,815    Series 1999F                       4.88      8/01/2010        5,898
    5,000    Series 1999H                       5.00      3/15/2008        5,177
    4,010   State COP                           4.90      2/01/2002        4,112
    4,040   State COP                           4.90      8/01/2002        4,159
    2,035   State COP                           5.00      2/01/2003        2,101
   11,165   The City University of New
             York COP                           5.75      8/15/2003       11,881
    7,880   Thruway Auth. RB, Series 1995       5.10      4/01/2001        8,089
            Urban Development Corp. RB,
    4,400    Series 1993                        5.25      1/01/2003        4,581
    1,715    Series 7                           4.75      1/01/2002        1,752

            North Carolina (1.1%)
   11,000   Eastern Municipal Power Agency
             RB, Series 1996A                   5.10      1/01/2000       11,116

            Ohio (0.6%)
            Franklin County Health Care
             Facilities RB,
    1,000    Series 1997                        4.70      7/01/2002        1,013
    1,000    Series 1997                        4.80      7/01/2003        1,013
      500    Series 1997                        5.00      7/01/2004          510
    1,425    Series 1997                        5.00      7/01/2005        1,454
    1,000    Series 1997                        5.10      7/01/2006        1,023
      475    Series 1997                        5.15      7/01/2007          486
      600    Series 1997                        5.25      7/01/2008          618

            Oklahoma (1.8%)
            Holdenville Industrial Auth. RB,
    1,115    Series 1995 (ETM)                  5.45      7/01/2000        1,145
    1,380    Series 1995 (ETM)                  6.15      7/01/2004        1,526
      510    Series 1995 (ETM)                  6.35      7/01/2006          581
   15,000   Housing Development Auth. RB,
             Series 1997A                       4.75     12/01/2002       15,131

            Pennsylvania (5.5%)
            Beaver County Finance Auth. RB,
   16,730    Series 1986A (INS) (1)             8.00     11/01/2009       16,796
    8,545    Series 1986B (INS) (1)             8.00     11/01/2009        8,579
    4,875   Delaware IDA Refunding RB,
             Series 1997A                       5.50      1/01/2000        4,911
    4,435   East Hempfield Township IDA RB,
             Series  1996                       5.00      8/01/2001        4,549
    3,990   Hampden IDA Auth. RB, Series 1999   4.70      1/01/2007        3,998
   17,290   Higher Education Assistance Agency
             Student Loan RB, Series 1985A
             (INS) (3)                          6.80     12/01/2000       18,128

            Puerto Rico (2.5%)
            Electric Power Auth. RB,
    5,000    Series 1997AA                      5.00      7/01/2003        5,216
    5,000    Series 1997AA                      5.00      7/01/2004        5,238
    4,365    Series S                           6.00      7/01/1999        4,395
    3,600    Series T                           6.00      7/01/1999        3,625
    7,606   Municipal Revenue Collection
             Center COP (c)                     6.85     10/17/2003        7,941

            Tennessee (0.5%)
    2,000   Shelby County Hospital RB,
             Series 1993                        5.10     11/01/2003        2,030
    3,000   Springfield Hospital RB,
             Series 1998                        4.90      8/01/2008        2,958

            Texas (5.7%)
            Abilene Higher Education
             Facilities Corp. RB,
      355    Series 1995 (ETM)                  5.30     10/01/1999          358
      980    Series 1995                        5.30     10/01/1999          990
      345    Series 1995 (ETM)                  5.40     10/01/2000          355
      935    Series 1995                        5.40     10/01/2000          961
      170    Series 1995 (ETM)                  5.50     10/01/2001          177
    1,310    Series 1995                        5.50     10/01/2001        1,363
      130    Series 1995 (ETM)                  5.60     10/01/2002          137
      870    Series 1995                        5.60     10/01/2002          916
    3,235   Austin Higher Education Auth. RB,
             Series 1998                        4.80      8/01/2009        3,178
            Bexar County Limited Tax GO,
    1,800    Series 1999 (a),(e)                4.35      6/15/2006        1,319
    3,355    Series 1999 (a),(e)                4.45      6/15/2007        2,336
    2,100   Brazoria County BAN,
             Series 1999 (e)                    4.35      3/01/2000        2,101
    6,000   Calhoun County Navigation IDA
             PCRB, Series 1995                  4.65      6/01/2001        6,115
            Harrison County Health Facilities
             Development Corp. RB,
    1,010    Series 1998 (INS) (6)              4.80      1/01/2006        1,020
    1,055    Series 1998 (INS) (6)              4.80      1/01/2007        1,059
    1,110    Series 1998 (INS) (6)              4.90      1/01/2008        1,114
    3,000   Houston ISD GO, Series 1999A (a)    4.55      2/15/2009        1,911
            Houston ISD Public Facility Corp.
             Lease RB,
    3,885    Series 1998A (INS) (2),(a)         4.85      9/15/2007        2,662
    3,885    Series 1998A (INS) (2),(a)         4.90      9/15/2008        2,523
    4,805    Series 1998B (INS) (2),(a)         4.85      9/15/2007        3,293
    5,260    Series 1998B (INS) (2),(a)         4.90      9/15/2008        3,415
    2,500   Lampasas County IDC RB,
             Series 1997                        5.20     12/01/2001        2,582
    3,495   Lewisville RB, Series 1998
             (INS) (6)                          5.00      9/01/2010        3,522
            Northeast Hospital Auth. RB,
    1,230    Series 1997                        5.10      5/15/2000        1,250
    1,285    Series 1997                        5.25      5/15/2001        1,320
    2,870    Series 1997                        5.40      5/15/2003        2,999
            Tyler Health Facilities
             Development Corp. RB,
    2,700    Series 1997A                       5.00      7/01/2003        2,740
    3,120    Series 1997A                       5.00      7/01/2004        3,158
    1,625    Series 1997A                       5.13      7/01/2005        1,647
    1,100    Series 1997A                       5.20      7/01/2006        1,114
    1,125    Series 1997A                       5.30      7/01/2007        1,140

            Virginia (0.2%)
            Halifax County IDA Hospital RB,
    1,100    Series 1998                        4.50      9/01/2005        1,108
      600    Series 1998                        4.65      9/01/2007          603
      500    Series 1998                        4.75      9/01/2008          503

            West Virginia (1.9%)
    6,000   Kanawha County PCRB, Series 1997    5.25      4/01/2002        6,179
   13,480   School Building Auth. Capital
             Improvement RB, Series 1994 (f)    6.00      7/01/2000       13,886

            Wisconsin (0.2%)
            Health and Educational Facilities
             Auth. RB,
      410    Series 1997                        5.10     12/15/2005          419
      430    Series 1997                        5.20     12/15/2006          439
      455    Series 1997                        5.25     12/15/2007          465
      475    Series 1997                        5.30     12/15/2008          487
--------------------------------------------------------------------------------
            Total fixed rate instruments
             (cost: $709,914)                                            725,441
--------------------------------------------------------------------------------

                      PUT BONDS (11.3%)
            California (3.2%)
    3,395   Brentwood Capital Improvement RB,
             Series 1996 (LOC)                  5.25      6/01/2026        3,460
    6,910   Fresno MFH RB, Series 1997A         4.88      1/01/2028        7,110
    7,110   Redwood MFH RB, Series 1985B (NBGA) 5.20     10/01/2008        7,153
    4,000   Santa Rosa Housing Auth. MFH RB,
             Series 1995E (NBGA)                4.85      9/01/2007        4,009
    6,170   South Gate Public Financing Auth.
             Tax Allocation Bonds, Series
              1997 (LOC)                        4.75      9/01/2019        6,291
    4,640   Vallejo Housing Auth. MFH RB,
             Series 1985A (NBGA)                5.00      6/01/2007        4,648

            Florida (2.2%)
            Housing Finance Agency MFH RB,
    5,000    Series 1983F (Horizon Place)
              (NBGA)                            5.35     12/01/2005        5,010
    4,000    Series 1983G (Oaks at Baymeadow)
              (NBGA)                            5.35     12/01/2005        4,008
    5,000    Series 1987 (The Crossing) (NBGA)  4.85      2/01/2008        5,027
    5,200    Series 1995D (Park Colony) (LOC)   5.10      4/01/2013        5,260
    4,000    Series 1995K (Oaks at Regency)
              (NBGA)                            4.85     12/01/2005        4,006

            Illinois (1.1%)
   11,240   Health Facilities Auth. RB,
             Series 1998A (LOC)                 4.70      7/01/2031       11,401

            Louisiana (2.0%)
   20,000   Public Facilities Auth. RB,
             Series 1985B-1 (INS) (2),(f)       5.00     12/01/2015       20,648

            Minnesota (0.7%)
    7,500   Minneapolis and St. Paul Housing
             and Redevelopment RB, Series
              1996A (INS) (3)                   5.13      6/01/2032        7,538

            Texas (1.4%)
    7,990   Lewisville RB, Series 1996
             (PRE) (LOC)                        5.00      5/01/2021        8,544
    6,000   Tarrant County Housing Finance
             Corp. MFH RB, Series 1985 (NBGA)   4.90      9/01/2006        6,018

            Wyoming (0.7%)
    6,725   Community Development Auth.
             Housing RB, Series 1997-3          5.25      6/01/2017        6,903
--------------------------------------------------------------------------------
            Total put bonds (cost: $114,898)                             117,034
--------------------------------------------------------------------------------

                      VARIABLE RATE DEMAND NOTES (18.9%)
            Alaska (0.6%)
    6,485   Industrial Development and Export
             Auth. RB, Series 1991 (LOC)        4.40     11/01/2009        6,485

            Arkansas (0.5%)
    5,600   Fayetteville Public Facilities
             Board RB, Series 1997 (LOC)        3.15      9/01/2027        5,600

            California (9.0%)
    4,475   Gardena Financing Agency RB,
             Series 1991 (LOC)                  4.70      9/01/2011        4,475
    9,700   Orange County Apartment Development
             RB, Series 1984J (LOC)             5.70     11/01/2008        9,700
   11,910   Orange County Special Financing
             Auth. RB, Series 1995B (LOC)       4.05     11/01/2014       11,910
            Sacramento County MFH RB,
   21,600    Series 1985A (LOC)                 4.50      4/15/2007       21,600
   10,100    Series 1985B (LOC)                 5.25      4/15/2007       10,100
   17,000    Series 1985C (LOC)                 4.50      4/15/2007       17,000
    8,100    Series 1996C (LOC)                 4.65     12/01/2021        8,100
   10,000    Series 1996D (LOC)                 4.65     12/01/2021       10,000

            Colorado (0.4%)
    4,400   Housing Finance Auth. RB,
             Series 1998 (NBGA)                 2.90      2/15/2028        4,400

            Florida (2.6%)
    7,575   Atlantic Beach Improvement and
             Refunding RB, Series 1994B (LOC)   3.25     10/01/2024        7,575
   13,300   Dade County Health Facilities
             Auth. RB, Series 1990 (LOC)        3.30      9/01/2020       13,300
    3,200   Housing Finance Agency MFH RB,
             Series 1985GGG (LOC)               4.75     12/01/2008        3,200
    2,790   Miami Health Facilities Auth. RB,
             Series 1998 (LOC)                  2.95      8/01/2020        2,790

            Illinois (0.5%)
      755   West Frankfort Commercial
             Redevelopment RB                   6.01      4/01/2007          755
    4,000   Wood Dale IDRB, Series 1985 (LOC)   4.55      6/01/2000        4,000

            Iowa (0.5%)
    5,000   Louisa County PCRB, Series A        3.00      9/01/2016        5,000

            Kansas (0.3%)
    3,550   Overland Park RB, Series 1996       2.90     11/01/2001        3,550

            Louisiana (0.6%)
    6,000   Ascension Parish PCRB,
             Series 1985 (LOC)                  3.35     12/01/2005        6,000

            Missouri (0.2%)
    1,600   Jackson County IDA RB,
             Series 1996A (LOC)                 3.30     11/01/2016        1,600

            New York (0.2%)
    1,500   Chautauqua County IDA IDRB,
             Series 1984A (LOC)                 4.60      1/01/2000        1,500
      795   St. Lawrence County IDA PCRB,
             Series 1985 (LOC)                  3.30     12/01/2007          795

            Pennsylvania (1.4%)
            Allegheny County IDA RB,
    3,600    Series 1997B (LOC)                 3.15      7/01/2027        3,600
   10,550    Series 1997D (LOC)                 3.15      7/01/2027       10,550

            Texas (0.9%)
    9,280   Nueces River Auth. PCRB,
             Series 1985 (LOC)                  3.35     12/01/1999        9,280

            Utah (0.8%)
    8,470   Provo Housing MFH RB, Series
             1987A (LOC)                        4.90     12/15/2010        8,470

            Washington (0.3%)
    2,825   Housing Finance Commission RB,
             Series 1990 (LOC)                  3.25      1/01/2021        2,825

            Wisconsin (0.1%)
      700   Health and Educational Facilities
             Auth. RB, Series 1997 (LOC)        3.20     11/01/2017          700
--------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $194,860)                                            194,860
--------------------------------------------------------------------------------
            Total investments (cost: $1,019,672)                      $1,037,335
================================================================================





                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Multi-Family Housing                               14.3%
            Hospitals                                          13.3
            General Obligations                                11.8
            Escrowed Bonds                                      8.5
            Appropriated Debt                                   5.2
            Education                                           5.1
            Finance - Municipal                                 4.8
            Student Loans                                       4.1
            Water/Sewer Utilities - Municipal                   4.0
            Electric/Gas Utilities - Municipal                  3.8
            Nursing/Continuing Care Centers                     3.4
            Single-Family Housing                               2.9
            Special Assessment/Tax/Fee                          2.7
            Paper & Forest Products                             2.6
            Chemicals                                           1.9
            Airport/Port                                        1.9
            Aluminum                                            1.6
            Real Estate Tax/Free                                1.3
            Agricultural Products                               1.2
            Foods                                               1.1
            Buildings                                           1.0
            Other                                               3.9
                                                              -----
            Total                                             100.4%
                                                              =====







                           PORTFOLIO SUMMARY BY STATE
                           --------------------------

Alabama                    .1%       Michigan               1.9%
Alaska                    1.2        Minnesota              1.9
Arizona                   1.7        Mississippi            1.4
Arkansas                   .5        Missouri                .1
California               14.3        Nebraska                .2
Colorado                   .8        New Jersey              .1
Connecticut               1.1        New York              16.9
District of Columbia      2.3        North Carolina         1.1
Florida                   5.1        Ohio                    .6
Georgia                    .4        Oklahoma               1.8
Guam                      2.9        Pennsylvania           6.9
Hawaii                     .5        Puerto Rico            2.5
Idaho                      .4        Tennessee               .5
Illinois                  5.3        Texas                  8.0
Indiana                   3.6        Utah                    .8
Iowa                       .5        Virginia                .2
Kansas                     .3        Washington              .3
Louisiana                 6.9        West Virginia          1.9
Maine                     1.4        Wisconsin               .2
Massachusetts             3.1        Wyoming                 .7
                                                          -----
                                     Total                100.4%
                                                          =====














USAA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

March 31, 1999


Principal                                     Coupon         Final
  Amount            Security                   Rate        Maturity       Value
--------------------------------------------------------------------------------

                      VARIABLE RATE DEMAND NOTES (75.7%)
            Alabama (1.2%)
 $  9,500   Evergreen Board IDRB,
             Series 1985 (LOC)                  3.30%    12/01/2004   $    9,500
   12,000   Mobile IDB PCRB, Series 1993C       3.11      8/01/2017       12,000

            Arizona (0.4%)
    6,900   Pinal County IDA RB, Series
             1995 (LOC)                         3.10     12/01/2022        6,900
    1,000   Tucson IDA MFH RB, Series
             1989 (LOC)                         4.85      2/01/2006        1,000

            Arkansas (0.9%)
   15,500   Hospital Equipment Finance Auth.
             RB, Series 1998A (LOC)             3.10     11/01/2028       15,500

            California (1.6%)
    4,645   Fillmore COP, Series 1997 (LOC)     2.85      5/01/2029        4,645
    3,600   Irvine IDA RB, Series 1985 (LOC)    4.10     11/01/2005        3,600
    6,950   Livermore MFH RB, Series
             1990A (LOC)                        4.55      5/01/2020        6,950
    5,500   Orange County Apartment Development
             RB, Series 1985D (LOC)             4.50      4/01/2006        5,500
    7,900   San Diego MFH RB, Series 1993A
             (NBGA)                             3.25     12/01/2015        7,900

            Colorado (1.4%)
    2,200   Aurora IDRB, Series 1991 (LOC)      3.05      8/01/2001        2,200
    3,590   Denver City and County MFH RB,
             Series 1985 (LOC)                  3.35     12/01/2009        3,590
    9,000   Educational and Cultural Facilities
             RB, Series 1998 (LOC)              3.15      8/01/2013        9,000
    3,150   El Paso County Economic Development
             RB, Series 1996 (LOC)              3.15     11/01/2021        3,150
            Health Facilities Auth. RB,
    1,810    Series 1995 (LOC)                  3.15      9/01/2015        1,810
    1,875    Series 1996A (LOC)                 3.15     12/01/2016        1,875
    4,000   Postsecondary Educational Facilities
             Auth. RB, Series 1998 (LOC)        3.10      4/01/2013        4,000

            District of Columbia (2.4%)
    7,200   Catholic University of America RB,
             Series 1989A (LOC)                 4.75     12/01/2009        7,200
   10,800   GO, Series 1991B-1 (LOC)            3.25      6/01/2003       10,800
    7,535   Housing Finance Agency MFH RB,
             Series 1985A (LOC)                 4.55     12/01/2005        7,535
            Revenue Bond,
    2,700    Series 1985
             (George Washington Univ.) (LOC)    3.05      3/01/2006        2,700
    2,775    Series 1985A
             (George Washington Univ.) (LOC)    3.05      3/01/2006        2,775
   10,830   Series 1999C (National Academy of
             Sciences Project) (INS) (2)        3.10      1/01/2039       10,830

            Florida (6.4%)
    5,225   Atlantic Beach Improvement and
             Refunding RB, Series 1994B (LOC)   3.25     10/01/2024        5,225
      700   Brevard County Housing Finance
             Auth. MFH RB, Series 1993 (NBGA)   3.10      7/01/2005          700
    2,885   Broward County Housing Finance
             Auth. MFH RB, Series 1990 (NBGA)   3.10     10/01/2007        2,885
            Dade County IDA RB,
    2,700    Series 1993                        3.25      6/01/2021        2,700
    2,350    Series 1996 (LOC)                  3.05     10/01/2016        2,350
    4,000   Housing Finance Agency, Series
             1985D (LOC)                        3.10      8/01/2006        4,000
            Housing Finance Agency MFH RB,
    9,270    Series 1985 EE (LOC)               3.00      9/01/2008        9,270
    2,485    Series 1985C (LOC)                 3.10      8/01/2006        2,485
    3,300    Series 1985GGG (LOC)               4.75     12/01/2008        3,300
   17,200    Series 1985U (LOC)                 3.00      7/01/2008       17,200
    8,885    Series 1990D (NBGA)                3.10     12/01/2009        8,885
            Jacksonville Hospital RB,
    7,900    Series 1988 (LOC)                  4.50      2/01/2018        7,900
    8,700    Series 1989 (LOC)                  4.50      2/01/2019        8,700
    3,490   Lee County IDA Health Care Facs
             RB, Series 1996 (LOC)              3.05      6/01/2016        3,490
    4,700   Miami Dade County Educational
             Facilities Auth. RB, Series
              1998 (LOC)                        3.05     10/01/2018        4,700
   14,245   Orange County Health Facilities
             Auth. RB, Series 1998 (LOC)        3.05     11/01/2028       14,245
   11,250   Pinellas County Health Facilities
             Auth. RB, Series 1985
              (LIQ)(INS) (2)                    3.10     12/01/2015       11,250
    3,800   Volusia County Health Facilities
             Auth. RB, Series 1995 (LOC)        3.15      9/01/2020        3,800

            Georgia (2.1%)
    3,400   Burke County IDA PCRB, Series 1994  3.20      7/01/2024        3,400
    8,330   Clayton County MFH RB, Series
             1989 (LOC)                         3.25     11/01/2006        8,330
    1,700   Columbus IDA RB, Series 1991 (LOC)  3.05      1/01/2011        1,700
    7,100   De Kalb County Development Auth.
             PCRB, Series 1987                  3.05      4/01/2009        7,100
    2,100   Fulton County Development Auth.
             PCRB, Series 1987                  3.05      4/01/2010        2,100
    5,000   Fulton County Housing Auth.
             MFH RB (LOC)                       3.10      6/01/2023        5,000
    7,000   Fulton County Residential Care
             Facilities RB, Series 1996 (LOC)   3.15      1/01/2018        7,000
    3,090   Peachtree Development Auth. RB,
              Series 1988 (LOC)                 3.30      7/01/2010        3,090

            Illinois (4.4%)
    5,500   Chicago Tax Increment Allocation
             RB, Series 1996B (LOC)             3.10     12/01/2014        5,500
            Development Finance Auth. MFH RB,
      805    Series 1991 (LOC)                  4.50     10/01/2005          805
    2,735    Series 1991 (LOC)                  4.50     10/01/2015        2,735
   14,700    Series 1993 (NBGA)                 3.10     12/01/2013       14,700
            Development Finance Auth. RB,
    2,500    Series 1998 (LOC)                  3.25      8/01/2022        2,500
    3,000    Series 1999B (LOC)                 3.15      6/30/1999        3,000
    1,605   Evanston IDRB, Series 1985 (LOC)    3.65      1/01/2015        1,605
   11,795   Hopedale IDRB, Series 1998 (LOC)    3.15      5/01/2009       11,795
   10,100   Housing Development Auth. RB,
             Series 1985U (LOC)                 3.20      1/01/2008       10,100
    1,400   Lake County Industrial Building
             RB, Series 1985 (LOC)              4.30     10/01/2015        1,400
   21,285   Schaumburg MFH RB,
             Series 1989 (LOC)                  3.25     12/01/2004       21,285
    1,925   Winnebago County Health Care
             Facility RB, Series 1996 (LOC)     3.20      1/01/2017        1,925

            Indiana (1.6%)
            Crawfordsville Economic
             Development RB,
    3,500    Series 1999A (LOC)                 3.20      1/01/2030        3,500
      700    Series 1999B (LOC)                 3.20      1/01/2030          700
    2,565   Development Finance Auth. Economic
             Development RB, Series 1998 (LOC)  3.15      9/01/2018        2,565
    1,535   Hobart Economic Development RB,
             Series 1993 (LOC)                  3.15      6/01/2003        1,535
    2,200   Huntington Economic Development
             RB, Series 1998 (LOC)              3.15     12/01/2025        2,200
    1,300   Huntington Industrial Economic
             Development RB, Series 1990        3.10      6/26/2014        1,300
    4,750   Indianapolis Economic Development
             RB, Series 1997 (LOC)              3.15      5/01/2018        4,750
    7,600   Princeton PCRB, Series 1996 (LOC)   3.15      3/01/2019        7,600
    3,500   State Development Finance Auth.
             RB, Series 1996 (LOC)              3.10      7/01/2026        3,500

            Iowa (1.3%)
    5,300   Chillicothe PCRB, Series 1991       3.05     11/01/2010        5,300
    3,900   Finance Auth. MFH Refunding RB,
             Series 1995A (LOC)                 3.20     12/01/2017        3,900
    2,000   Finance Auth. RB, Series
             1998 (LOC)                         3.20      6/01/2028        2,000
    7,000   Ottumwa Purchase RB, Series
             1998 (LOC)                         3.05     10/01/2006        7,000
    4,000   Woodbury County Educational
             Facility  RB, Series 1996 (LOC)    3.10     11/01/2016        4,000

            Kansas (3.9%)
   56,500   Burlington Environmental
             Improvement RB, Series 1998A       3.10      9/01/2015       56,500
    9,200   Development Finance Auth. RB,
             Series 1998BB (LOC)                3.15     11/15/2028        9,200
    2,800   Wichita Health Systems RB,
             Series 1985XXV (LOC)               4.55     10/01/2011        2,800

            Kentucky (4.1%)
    7,000   Economic Development Finance Auth.
             Hospital RB, Series 1998A (LOC)    3.10      8/01/2013        7,000
            Economic Development Finance
             Auth. RB,
    1,800    Series 1997 (LOC)                  3.20     11/01/2017        1,800
   22,850    Series 1998 (LIQ)(INS) (8)         3.15      8/01/2018       22,850
    2,000   Frankfort Economic Development
             RB, Series 1990                    3.10      5/07/2014        2,000
    9,490   Hancock County Industrial Building
             RB, Series 1991 (LOC)              3.25      7/01/2011        9,490
    3,190   Hardin County Water District
             Number 001 Water RB, Series
              1998 (LOC)                        3.15      9/01/2018        3,190
    6,835   Jefferson County Industrial
             Building RB, Series 1997 (LOC)     3.15      1/01/2011        6,835
    9,100   Jefferson County MFH RB,
             Series 1996 (LOC)                  3.10     12/01/2026        9,100
   10,000   Ohio County PCRB, Series
             1983 (LIQ)(INS) (2)                3.05      6/01/2013       10,000

            Louisiana (5.4%)
            Ascension Parish PCRB,
    6,600    Series 1992                        3.10      3/01/2011        6,600
    1,550    Series 1990                        3.10      9/01/2010        1,550
    9,000   Delhi IDRB, Series 1996             3.20     12/01/2012        9,000
    1,625   East Baton Rouge IDB IDRB,
             Series 1992 (LOC)                  3.05      7/01/2002        1,625
    3,500   East Baton Rouge Parish PCRB,
             Series 1993                        3.05      3/01/2022        3,500
            Housing Finance Agency MFH RB,
    7,025    Series 1988A (LOC)                 5.15      1/01/2026        7,025
    9,040    Series 1988B (LOC)                 5.15     12/01/2025        9,040
    5,970   Public Facilities Auth. IDRB,
             Series 1996 (LOC)                  3.30     12/01/2014        5,970
            Public Facilities Auth. MFH RB,
    8,700    Series 1988 (NBGA)                 3.10     12/01/2013        8,700
   11,600    Series 1991 (NBGA)                 3.35      7/01/2007       11,600
    1,100   Public Facilities Auth. PCRB        3.10      8/01/2017        1,100
   28,000   Public Facilities Auth. RB,
             Series 1999  (LOC)                 3.20      9/01/2028       28,000
      900   Sulphur IDRB, Series 1994 (LOC)     3.05     12/01/2004          900

            Maryland (1.5%)
            Montgomery County MFH RB,
    6,400    1985 Issue B (NBGA)                3.20      8/01/2015        6,400
   20,200    1993 Issue I (NBGA) (d)            3.15     11/01/2020       20,200

            Massachusetts (1.7%)
    5,815   Industrial Finance Agency RB,
              Series 1997 (LOC)                 3.23      5/01/2027        5,815
   23,990   Revere Housing Auth. MFH RB,
             Series 1991C (LOC)                 3.30      9/01/2028       23,990

            Michigan (5.3%)
   10,000   Dearborn Economic Development
             Corp. RB, Series 1998 (LOC)        3.10     10/01/2023       10,000
   24,200   Detroit Downtown Development
             Auth. RB (LOC)                     3.15     12/01/2010       24,200
    5,300   Grand Rapids IDRB (LOC)             3.20      1/01/2010        5,300
            Hospital Finance Auth.
             Equipment Loan RN,
    4,035    Series A #18 (LOC)                 3.15     12/01/2023        4,035
    6,600    Series A #16 (LOC)                 3.15     12/01/2023        6,600
   10,000    Series A #17 (LOC)                 3.15     12/01/2023       10,000
   11,500    Series A #19 (LOC)                 3.15     12/01/2023       11,500
    3,600    Series A #7 (LOC)                  3.15     12/01/2023        3,600
    4,900   Jackson County Economic Development
             Corp. RB, Series 1997 (LOC)        3.15      6/01/2027        4,900
    7,300   Job Development Auth. PCRB,
             Series 1996 (LOC)                  4.60     10/01/2008        7,300
    4,700   Strategic Fund Limited Obligation
             RB, Series 1994                    3.15      2/01/2009        4,700
    1,200   Strategic Fund PCRB, Series 1993    3.05      4/01/1999        1,200

            Mississippi (0.2%)
    4,280   Hinds County Urban Renewal RN,
             Series 1991 (LOC)                  3.10      1/01/2007        4,280

            Missouri (2.0%)
    2,700   Callaway County IDA RB,
             Series 1995 (LOC)                  3.05      4/01/2015        2,700
            Clayton IDA RB,
    5,475    Series 1994A (LOC)                 3.35     12/01/2006        5,475
    5,525    Series 1994B (LOC)                 3.35      2/01/2007        5,525
    8,000    Series 1995C (LOC)                 3.35      5/01/2005        8,000
    4,600   Jackson County IDA RB,
             Series 1996A (LOC)                 3.30     11/01/2016        4,600
    2,700   St. Louis IDA RB,
             Series 1997 (LOC)                  3.35      8/30/1999        2,700
    6,000   State Health and Educational
             Facilities Auth. RB,
              Series 1998 (LOC)                 3.10      7/01/2023        6,000
    1,000   West Plains IDA, Series 1986 (LOC)  4.50     11/01/2010        1,000

            New Hampshire (1.2%)
    6,090   Higher Educational and Health
             Facilities RB, Series 1996 (LOC)   3.00      5/01/2026        6,090
    3,015   Housing Finance Auth. MFH RB,
             Series 1990 (NBGA)                 3.10      7/01/2006        3,015
   12,505   Manchester Housing Auth. MFH RB,
             Series 1990A (LOC)                 3.15      6/15/2015       12,505

            New Jersey (0.1%)
    1,965   Newark Healthcare Facility RB,
             Series A (LOC)                     4.75      6/01/2030        1,965

             New York (1.1%)
    2,900   New York City GO, Series
             1994A-4 (LOC)                      3.10      8/01/2021        2,900
            New York City Municipal
             Assistance Corp. RB,
    2,500    Series K (LOC)                     3.15      7/01/2008        2,500
    4,900    Series K-2 (LOC)                   3.15      7/01/2008        4,900
    5,785   Ramapo Housing Auth. RB,
             Series 1998 (LOC)                  3.29     12/01/2029        5,785
    2,750   Rockland County IDA RB,
             Series 1999 (LOC)                  3.29      2/01/2029        2,750

            North Carolina (0.2%)
    3,300   Buncombe County Industrial
             Facilities Financing Auth. IDRB,
              Series 1996                       3.10     11/01/2006        3,300

            Ohio (2.4%)
    6,000   Clark County IDA RB (LOC)           3.29     12/01/2010        6,000
   22,000   Clinton County Hospital RB,
             Series 1998(LOC)                   3.10      6/01/2028       22,000
    9,535   Higher Educational Facility
             Commission RB (LOC)                3.10      9/01/2018        9,535
    4,800   Stark County IDRB,
             Series 1984 (LOC)                  3.30      9/01/2001        4,800

            Oklahoma (0.9%)
    1,935   Claremore Industrial and
             Redevelopment Auth. IDRB,
              Series 1991 (LOC)                 3.05      1/01/2011        1,935
    6,000   Muskogee Industrial Trust PCRB,
             Series 1995A                       3.15      1/01/2025        6,000
            Muskogee Industrial Trust RB,
    2,860    Series 1985, Muskogee Mall
              Project (LOC)                     3.20     12/01/2015        2,860
    2,400    Series 1985, Warmack-Muskogee
             Project (LOC)                      3.20     12/01/2015        2,400
    2,500   Oklahoma County Industrial Auth.
             RB, Series 1999 (LOC)              3.10      4/01/2014        2,500

            Oregon (5.2%)
            Medford Hospital Facilities
             Auth. RB,
   15,000    Series 1985 (LOC)                  3.20     12/01/2015       15,000
   16,300    Series 1991 (LOC)                  3.20      5/01/2021       16,300
   23,355    Series 1997 (LOC)                  3.20      5/15/2027       23,355
   38,100   Port of Portland Public Grain
             Elevator RB, Series 1984 (LOC)     4.50     12/01/2014       38,100

            Pennsylvania (7.6%)
    8,000   Allegheny County Higher Education
             Building Auth. RB,
              Series 1998B (LOC)                3.15      9/01/2028        8,000
            Allegheny County Hospital
             Development Auth. RB,
   14,600    Series 1998B (LOC)                 3.45      3/01/2007       14,600
   15,100    Series 1998C (LOC)                 3.45      3/01/2013       15,100
   12,980    Series 1998D (LOC)                 3.45      3/01/2018       12,980
            Allegheny County IDA RB,
    1,750    Series 1994 (LOC)                  3.35     12/01/2008        1,750
    1,050    Series 1997D (LOC)                 3.15      7/01/2027        1,050
    3,500   Clinton County IDA RB,
             Series 1985 (LOC)                  3.35      9/01/2005        3,500
   77,060   Harrisburg Auth. RB,
             Series 1996 (NBGA) (d)             3.15      7/01/2021       77,060

            South Carolina (0.6%)
            Educational Facilities Auth. RB,
    1,700    Series 1997 (LOC)                  3.05      7/01/2017        1,700
    3,500    Series 1998 (LOC)                  3.05      9/01/2018        3,500
    3,000   Jobs Economic Development Auth.
             RB, Series 1998 (LOC)              3.05      9/01/2016        3,000
    2,400   Sumter County IDRB, Series
             1982 (LOC)                         3.13     12/01/2002        2,400

            Tennessee (2.8%)
    1,400   Maryville IDB Education RB,
             Series 1997B (LOC)                 3.35      8/01/2002        1,400
    9,320   Memphis Health, Education and
             Housing Facility Board MFH RB,
              Series 1990 (LOC)                 3.25      1/01/2020        9,320
    9,680   Nashville and Davidson County
             IDB MFH RB, Series 1989 (LOC)      3.15     10/01/2019        9,680
   14,205   Nashville and Davidson County
             IDB RB, Series 1995 (NBGA)         3.20     11/01/2012       14,205
   14,135   Shelby County Health, Educational
             and Housing Facilities Board RB,
              Series 1984 (LOC)                 3.00     10/01/2024       14,135

            Texas (4.0%)
   10,600   Amarillo Health Facilities Corp.
             RB, Series 1985 (LOC)              3.20      5/31/2025       10,600
    5,915   Arlington IDC RB,
             Series 1985 (LOC)                  4.60     10/01/2020        5,915
    2,320   Austin County IDC IDRB,
             Series 1998 (LOC)                  3.15     11/01/2002        2,320
    3,070   Bell County Health Facilities
             Development Corp. RB,
              Series 1998 (LOC)                 3.15      5/01/2023        3,070
    4,000   Gulf Coast Waste Disposal
             Authority PCRB, Series 1995        3.15      6/01/2020        4,000
    3,300   Harris County Housing Finance
             Corp. MFH RB, Series 1988A (NBGA)  3.20      6/01/2005        3,300
    2,000   Harris County IDC PCRB, Series 1997 3.10      4/01/2027        2,000
    2,200   Health Facilities Development Corp.
             Hospital RB, Series 1985A (LOC)    3.30      5/31/2025        2,200
    7,600   Health Facilities Development Corp.
             RB, Series 1985B (LOC)             3.30      8/01/2025        7,600
    4,095   Matagorda County Hospital District
             RB, Series 1988 (LOC)              3.30      8/01/2018        4,095
    2,220   Metropolitan Higher Education
             Auth. RB, Series 1984 (LOC)        4.05     12/01/2004        2,220
    1,130   North Central IDA RB, Series 1983   3.10     10/01/2013        1,130
    4,070   Nueces River Auth. PCRB,
             Series 1985 (LOC)                  3.35     12/01/1999        4,070
   13,085   Port Arthur Navigation District
             IDC PCRB, Series 1985 (LOC)        3.35      5/01/2003       13,085
    1,850   Port Corpus Christi IDC RB,
             Series 1992 (LOC)                  3.15      7/01/2002        1,850
    4,110   Tarrant County Housing Finance
             Corp. MFH RB, Series 1985 (LOC)    3.10     12/01/2025        4,110

            Utah (0.6%)
    7,500   Ogden City IDRB, Series 1986 (LOC)  3.10      9/01/2013        7,500
    3,000   Salt Lake County PCRB, Series 1994  3.15      2/01/2008        3,000

            Virginia (0.5%)
    2,275   Alexandria Redevelopment and
             Housing Auth. RB, Series 1996B     3.20     10/01/2006        2,275
    2,300   Chesterfield County IDA PCRB,
             Series 1993                        3.10      8/01/2009        2,300
    3,800   Petersburg Hospital Auth. RB,
             Series 1997 (LOC)                  3.20      7/01/2017        3,800
      860   Roanoke IDA RB, Series 1994         3.10     12/01/2013          860

            Washington (0.4%)
    7,525   Housing Finance Commission RB,
             Series 1990 (LOC)                  3.25      1/01/2021        7,525

            Wisconsin (0.1%)
    1,545   Green Bay IDRB, Series 1998 (LOC)   3.10      7/01/2013        1,545

            Wyoming (0.2%)
    3,400   Lincoln County PCRB, Series 1984C   3.30     11/01/2014        3,400
--------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $1,338,005)                                        1,338,005
--------------------------------------------------------------------------------

                      PUT BONDS (12.0%)
            California (1.9%)
            Higher Education Loan Auth. RB,
   20,825    Series 1987A (LOC)                 3.80      6/01/2001       20,825
   12,250    Series 1987B (NBGA)                3.65      7/01/2002       12,250

            Illinois (3.7%)
            Health Facilities Auth. RB,
   11,000    Series 1985B                       3.55      8/15/2005       11,000
   20,000    Series 1988                        3.05      8/15/2010       20,000
   20,000    Series 1995                        3.80      6/01/2030       20,000
   14,000    Series 1996                        3.70      8/15/2030       14,000

            Kentucky (0.3%)
    5,500   Lexington-Fayette Urban County RB,
             Series 1987 (LOC)                  3.30      4/01/2015        5,500

            Maine (0.1%)
    2,500   Housing Auth. RB, Series A-2        3.80     11/15/2015        2,500

            Montana (1.6%)
            Board of Investments Municipal Finance
             Consolidation Act Bonds,
    3,140    Series 1991 (NBGA)                 3.05      3/01/2001        3,140
    6,235    Series 1992 (NBGA)                 3.05      3/01/2005        6,235
    6,795    Series 1995 (NBGA)                 3.05      3/01/2010        6,795
    9,930    Series 1997 (NBGA) (f)             3.05      3/01/2017        9,930
    2,430    Series 1998 (NBGA)                 3.05      3/01/2018        2,430

            New Hampshire (0.4%)
    7,205   IDA Resources Recovery RB,
             Series 1985 (INS) (1)              3.25      7/01/2007        7,205

            North Carolina (0.5%)
   10,000   Wake County Industrial Facilities
             PCRB, Series 1990B (LOC)           3.10      6/15/2014       10,000

            Oregon (2.8%)
            Klamath Falls Electric RB,
   40,880    Series 1986B (f)                   3.80      5/01/2023       40,880
    8,000    Series 1986E                       3.80      5/01/2023        8,000

            Texas (0.7%)
   11,840   Brazos Harbor IDC RB, Series 1986   3.15      8/01/2004       11,840
--------------------------------------------------------------------------------
            Total put bonds (cost: $212,530)                             212,530
--------------------------------------------------------------------------------

                         FIXED RATE INSTRUMENTS (13.3%)
            Colorado (0.1%)
    1,060   Inverness Metropolitan Improvement
             District RB, Series 1999A (INS)    3.50      9/01/1999        1,062

            Florida (0.1%)
    1,825   Halifax Hospital Medical Center
             TAN, Series 1999 (LOC)             3.50      3/15/2000        1,833

            Illinois (0.1%)
            Cook County School District Number
             74 GO Limited Tax School Bonds,
    1,170    Series 1999A                       3.25     12/01/1999        1,171
      500    Series 1999B                       3.25     12/01/1999          501

            Iowa (0.4%)
            Higher Education RAN,
    3,500    Series 1998B (LOC)                 4.25      7/07/1999        3,505
    3,000    Series 1998C                       4.25      7/07/1999        3,004
    1,300    Series 1998D (LOC)                 4.25      7/07/1999        1,302

            Kansas (0.8%)
            Wyandotte County/Kansas City
             Municipal Temporary Notes,
    2,200    Series MMM                         3.70      8/01/1999        2,200
    1,295    Series DDD                         3.70      8/01/1999        1,295
      690    Series EEE                         3.75      8/01/1999          690
    1,000    Series QQQ                         3.70      8/01/1999        1,000
    1,263    Series RRR                         3.70      8/01/1999        1,262
    1,050    Series S                           3.70      8/01/1999        1,050
      482    Series SSS                         3.75      8/01/1999          482
    3,205    Series VV                          3.70      8/01/1999        3,204
    2,400    Series YY                          3.70      8/01/1999        2,399

            Louisiana (0.2%)
            Public Facilities Auth. RN,
    2,500    Series 1998B                       3.35     10/25/1999        2,500
    1,175    Series 1998C                       3.35     10/25/1999        1,175

            Massachusetts (0.6%)
    3,370   Springfield GO BAN (LOC)            4.00      6/25/1999        3,372
    4,600   Springfield GO BAN (LOC)            4.00      9/02/1999        4,609
    2,000   Turnpike Authority BAN,
             Series 1996A (PRE)                 5.00      6/01/1999        2,006

            Minnesota (0.1%)
    2,350   Public Facilities Auth. PCRB,
             Series 1990A (PRE)                 7.10      3/01/2012        2,476

            New Jersey (4.1%)
    1,076   Bayonne City BAN                    3.60      9/10/1999        1,078
    3,000   Bayonne City Temporary Notes        3.60      9/10/1999        3,007
   44,370   Jersey City BAN (f)                 4.00      9/17/1999       44,483
   23,180   Jersey City School Promissory Notes 3.50      3/03/2000       23,269

            New York (2.6%)
    1,475   Dutchess County Resource Recovery
             Agency RB, Series 1990A (PRE)      7.20      1/01/2002        1,547
            Nassau County BAN,
   20,000    Series 1999B (e)                   3.63      8/17/1999       20,034
    7,796    Series 1999B                       3.50      8/17/1999        7,805
   10,788   Oneida County GO BAN, Series 1998   4.00      4/23/1999       10,789
    4,995   Urban Development Corp. RB,
             Series G (PRE)                     6.00      1/01/2019        5,096

            Ohio (0.1%)
    1,000   Columbus Refunding RB,
             Series 1992B                       5.80      1/01/2000        1,021

            Rhode Island (0.6%)
    5,055   Health & Education RB,
             Series 1991 (PRE)                  6.75      9/11/2011        5,230
    5,500   State Resource Recovery Corp.
             Landfill Lease Notes,
              Series 1998A                      4.00      7/30/1999        5,505

            Texas (2.9%)
    2,000   Allen ISD TRAN, Series 1998         3.88      8/31/1999        2,003
            Dallas Area Rapid Transit
             CP Notes,
    8,400    Series A (LOC)                     3.00      4/21/1999        8,400
    7,000    Series A (LOC)                     3.20      8/20/1999        7,000
    7,750    Series B (LOC)                     3.15      4/19/1999        7,750
    2,385   Dallas Waterworks and Sewer
             System CP Notes                    3.20      8/20/1999        2,385
   15,000   Houston Water and Sewer System CP
             Notes, Series A                    2.95      4/22/1999       15,000
    9,300   Lower Colorado River Authority
             Refunding RB, Series 1996          5.50      1/01/2000        9,460

            Washington (0.1%)
    2,750   Spokane RN, Series 1999             3.50      1/31/2000        2,761

            Wisconsin (0.5%)
    3,425   Glendale Riverhills School
             District TRAN                      4.00      8/20/1999        3,430
    5,000   Sparta Area School District BAN     3.25      3/01/2000        5,005
--------------------------------------------------------------------------------
            Total fixed rate instruments
             (cost: $234,156)                                            234,156
--------------------------------------------------------------------------------
            Total investments (cost: $1,784,691)                      $1,784,691
================================================================================





                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Multi-Family Housing                               20.4%
            Hospitals                                          15.5
            General Obligations                                 8.9
            Nursing/Continuing Care Centers                     7.3
            Finance - Municipal                                 6.9
            Electric Utilities                                  5.9
            Education                                           4.4
            Electric/Gas Utilities - Municipal                  3.9
            Buildings                                           3.5
            Manufacturing - Diversified Industries              2.7
            Community Service                                   2.2
            Agricultural Products                               2.2
            Student Loans                                       2.0
            Healthcare - Miscellaneous                          1.8
            Sales Tax                                           1.7
            Chemicals                                           1.6
            Water/Sewer Utilities - Municipal                   1.4
            Lodging/Hotel                                       1.0
            Other                                               7.7
                                                              -----
            Total                                             101.0%
                                                              =====








                           PORTFOLIO SUMMARY BY STATE
                           --------------------------

Alabama                   1.2%          Missouri                2.0%
Arizona                    .4           Montana                 1.6
Arkansas                   .9           New Hampshire           1.6
California                3.5           New Jersey              4.2
Colorado                  1.5           New York                3.6
District of Columbia      2.4           North Carolina           .8
Florida                   6.5           Ohio                    2.5
Georgia                   2.1           Oklahoma                 .9
Illinois                  8.1           Oregon                  8.0
Indiana                   1.6           Pennsylvania            7.6
Iowa                      1.7           Rhode Island             .6
Kansas                    4.6           South Carolina           .6
Kentucky                  4.4           Tennessee               2.8
Louisiana                 5.6           Texas                   7.7
Maine                      .1           Utah                     .6
Maryland                  1.5           Virginia                 .5
Massachusetts             2.3           Washington               .6
Michigan                  5.3           Wisconsin                .6
Minnesota                  .1           Wyoming                  .2
Mississippi                .2                                 -----
                                        Total                 101.0%
                                                              =====










NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 1999


GENERAL NOTES
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


SPECIFIC NOTES
(a) Zero Coupon security. Rate represents the effective yield at date of purchase. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, these securities represented 3.4%, 9.7%, and 6.5% of the Funds' net assets, respectively.

(b) Adjustable rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(c) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, these securities represented 0.3%, 0.2%, and 1.3% of the Funds' net assets, respectively.

For the USAA Long-Term Fund, the Texas State Veteran's Land Board GO is exempt from registration under the Securities Act of 1933 and any resale of the security must occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(d) These securities are exempt from registration under the Securities Act of 1933 and have been determined to be liquid by management. Any resale of these securities may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A. These securities represented 2.1%, 1.6%, 1.1%, and 5.5% of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds' net assets, respectively.

(e) At March 31, 1999, the cost of securities purchased on a delayed delivery basis for the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term Funds, and USAA Tax Exempt Money Market Funds, was $49.1, $9.1, $14.1, and $20.0 million, respectively.

(f) At March 31, 1999, these securities were segregated to cover delayed delivery purchases.


See accompanying notes to financial statements.











STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 1999


                                                     USAA             USAA
                                                  Long-Term    Intermediate-Term
                                                     Fund             Fund
                                                 -------------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $1,992,761 and
       $2,186,720, respectively)                 $2,147,335       $2,322,721
   Cash                                                 488              532
   Receivables:
      Capital shares sold                                99              824
      Interest                                       32,880           33,960
      Securities sold                                41,136              -
                                                 -------------------------------
         Total assets                             2,221,938        2,358,037
                                                 -------------------------------
LIABILITIES
   Securities purchased                              49,057            9,830
   Capital shares redeemed                              720              545
   USAA Investment Management Company                   517              556
   USAA Transfer Agency Company                          87               95
   Accounts payable and accrued expenses                181              199
   Dividends on capital shares                        3,134            2,411
                                                 -------------------------------
         Total liabilities                           53,696           13,636
                                                 -------------------------------
            Net assets applicable to
              capital shares outstanding         $2,168,242       $2,344,401
                                                 ===============================
REPRESENTED BY:
   Paid-in capital                               $2,032,092       $2,208,590
   Accumulated net realized loss on investments     (18,424)            (190)
   Net unrealized appreciation of investments       154,574          136,001
                                                 -------------------------------
            Net assets applicable to
               capital shares outstanding        $2,168,242       $2,344,401
                                                 ===============================
   Capital shares outstanding                       155,789          175,024
                                                 ===============================
   Authorized shares of $.01 par value              290,000          302,000
                                                 ===============================
   Net asset value, redemption price,
    and offering price per share                 $    13.92       $    13.39
                                                 ===============================


See accompanying notes to financial statements.








                                                       USAA     USAA Tax Exempt
                                                    Short-Term    Money Market
                                                       Fund           Fund
                                                 -------------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $1,019,672, and
       $1,784,691, respectively)                 $1,037,335       $1,784,691
   Cash                                                 773            3,481
   Receivables:
      Capital shares sold                               772            2,127
      Interest                                       11,956            9,660
      Securities sold                                   -              5,500
                                                 -------------------------------
         Total assets                             1,050,836        1,805,459
                                                 -------------------------------
LIABILITIES
   Securities purchased                              14,063           32,957
   Capital shares redeemed                            2,189            4,586
   USAA Investment Management Company                   245              457
   USAA Transfer Agency Company                          48               79
   Accounts payable and accrued expenses                120              160
   Dividends on capital shares                          611              184
                                                 -------------------------------
         Total liabilities                           17,276           38,423
                                                 -------------------------------
            Net assets applicable to
              capital shares outstanding         $1,033,560       $1,767,036
                                                 ===============================
REPRESENTED BY:
   Paid-in capital                               $1,019,351       $1,767,036
   Accumulated net realized loss on investments      (3,454)             -
   Net unrealized appreciation of investments        17,663              -
                                                 -------------------------------
            Net assets applicable to
              capital shares outstanding         $1,033,560       $1,767,036
                                                 ===============================
   Capital shares outstanding                        96,372        1,767,036
                                                 ===============================
   Authorized shares of $.01 par value              190,000        3,235,000
                                                 ===============================
   Net asset value, redemption price,
    and offering price per share                 $    10.72       $     1.00
                                                 ===============================




See accompanying notes to financial statements.














STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 1999


                                                     USAA            USAA
                                                   Long-Term   Intermediate-Term
                                                     Fund            Fund
                                                 -------------------------------
Net investment income:
   Interest income                                 $123,377        $121,825
                                                 -------------------------------
   Expenses:
      Management fees                                 5,953           6,119
      Transfer agent's fees                           1,004           1,072
      Custodian's fees                                  245             295
      Postage                                            86              99
      Shareholder reporting fees                         44              42
      Directors' fees                                     4               4
      Registration fees                                 187             193
      Professional fees                                  37              37
      Other                                              65              24
                                                 -------------------------------
         Total expenses                               7,625           7,885
                                                 -------------------------------
            Net investment income                   115,752         113,940
                                                 -------------------------------
Net realized and unrealized gain (loss)
   on investments:
      Net realized gain                              14,433           2,285
      Change in net unrealized
        appreciation/depreciation                   (26,388)         (1,210)
                                                 -------------------------------
            Net realized and unrealized
              gain (loss)                           (11,955)          1,075
                                                 -------------------------------
Increase in net assets resulting
  from operations                                  $103,797        $115,015
                                                 ===============================


See accompanying notes to financial statements.






                                                        USAA     USAA Tax Exempt
                                                     Short-Term   Money Market
                                                        Fund          Fund
                                                 -------------------------------
Net investment income:
   Interest income                                 $ 49,014        $ 59,361
                                                 -------------------------------
   Expenses:
      Management fees                                 2,781           4,635
      Transfer agent's fees                             591             922
      Custodian's fees                                  188             334
      Postage                                            54             115
      Shareholder reporting fees                         34              75
      Directors' fees                                     4               4
      Registration fees                                  81             118
      Professional fees                                  37              51
      Other                                              19              21
                                                 -------------------------------
         Total expenses                               3,789           6,275
                                                 -------------------------------
            Net investment income                    45,225          53,086
                                                 -------------------------------
Net realized and unrealized gain (loss)
  on investments:
      Net realized gain                                 149             -
      Change in net unrealized
        appreciation/depreciation                    (1,264)            -
                                                 -------------------------------
            Net realized and unrealized loss         (1,115)            -
                                                 -------------------------------
Increase in net assets resulting
  from operations                                  $ 44,110        $ 53,086
                                                 ===============================


See accompanying notes to financial statements.












STATEMENTS OF CHANGES IN NET ASSETS
USAA LONG-TERM FUND
(IN THOUSANDS)

Years ended March 31,

                                                            1999          1998
                                                     ---------------------------
From operations:
   Net investment income                               $  115,752    $  111,054
   Net realized gain on investments                        14,433        14,265
   Change in net unrealized appreciation/
     depreciation of investments                          (26,388)       97,208
                                                     ---------------------------
      Increase in net assets resulting
        from operations                                   103,797       222,527
                                                     ---------------------------
Distributions to shareholders from:
   Net investment income                                 (115,752)     (111,054)
                                                     ---------------------------
From capital share transactions:
   Proceeds from shares sold                              685,452       573,375
   Dividend reinvestments                                  81,124        77,758
   Cost of shares redeemed                               (628,904)     (542,517)
                                                     ---------------------------
      Increase in net assets from
         capital share transactions                       137,672       108,616
                                                     ---------------------------
Net increase in net assets                                125,717       220,089
Net assets:
   Beginning of period                                  2,042,525     1,822,436
                                                     ---------------------------
   End of period                                       $2,168,242    $2,042,525
                                                     ===========================
Change in shares outstanding:
   Shares sold                                             48,886        41,889
   Shares issued for dividends reinvested                   5,780         5,652
   Shares redeemed                                        (44,798)      (39,515)
                                                     ---------------------------
      Increase in shares outstanding                        9,868         8,026
                                                     ===========================


See accompanying notes to financial statements.









STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA INTERMEDIATE-TERM FUND
(IN THOUSANDS)

Years ended March 31,

                                                            1999          1998
                                                     ---------------------------
From operations:
   Net investment income                               $  113,940    $  101,444
   Net realized gain on investments                         2,285           550
   Change in net unrealized appreciation/
     depreciation of investments                           (1,210)       84,518
                                                     ---------------------------
      Increase in net assets resulting
        from operations                                   115,015       186,512
                                                     ---------------------------
Distributions to shareholders from:
   Net investment income                                 (113,940)     (101,444)
                                                     ---------------------------
From capital share transactions:
   Proceeds from shares sold                              482,044       372,339
   Dividend reinvestments                                  87,970        78,233
   Cost of shares redeemed                               (266,193)     (221,819)
                                                     ---------------------------
      Increase in net assets from
         capital share transactions                       303,821       228,753
                                                     ---------------------------
Net increase in net assets                                304,896       313,821
Net assets:
   Beginning of period                                  2,039,505     1,725,684
                                                     ---------------------------
   End of period                                       $2,344,401    $2,039,505
                                                     ===========================
Change in shares outstanding:
   Shares sold                                             35,847        28,210
   Shares issued for dividends reinvested                   6,541         5,927
   Shares redeemed                                        (19,784)      (16,867)
                                                     ---------------------------
      Increase in shares outstanding                       22,604        17,270
                                                     ===========================


See accompanying notes to financial statements.











STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA SHORT-TERM FUND
(IN THOUSANDS)

Years ended March 31,

                                                            1999          1998
                                                     ---------------------------
From operations:
   Net investment income                               $   45,225    $   39,878
   Net realized gain on investments                           149             5
   Change in net unrealized appreciation/
     depreciation of investments                           (1,264)       13,208
                                                     ---------------------------
         Increase in net assets resulting
           from operations                                 44,110        53,091
                                                     ---------------------------
Distributions to shareholders from:
   Net investment income                                  (45,225)      (39,878)
                                                     ---------------------------
From capital share transactions:
   Proceeds from shares sold                              386,034       437,289
   Dividend reinvestments                                  38,210        33,473
   Cost of shares redeemed                               (360,374)     (318,067)
                                                     ---------------------------
      Increase in net assets from
         capital share transactions                        63,870       152,695
                                                     ---------------------------
Net increase in net assets                                 62,755       165,908
Net assets:
   Beginning of period                                    970,805       804,897
                                                     ---------------------------
   End of period                                       $1,033,560    $  970,805
                                                     ===========================
Change in shares outstanding:
   Shares sold                                             35,919        40,893
   Shares issued for dividends reinvested                   3,554         3,130
   Shares redeemed                                        (33,532)      (29,763)
                                                     ---------------------------
      Increase in shares outstanding                        5,941        14,260
                                                     ===========================


See accompanying notes to financial statements.











STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA TAX EXEMPT MONEY MARKET FUND
(IN THOUSANDS)

Years ended March 31,

                                                            1999          1998
                                                     ---------------------------
From operations:
   Net investment income                               $   53,086    $   52,442
                                                     ---------------------------
Distributions to shareholders from:
   Net investment income                                  (53,086)      (52,442)
                                                     ---------------------------
From capital share transactions:
   Proceeds from shares sold                            1,991,129     1,717,592
   Dividend reinvestments                                  50,435        49,796
   Cost of shares redeemed                             (1,906,313)   (1,701,237)
                                                     ---------------------------
      Increase in net assets from
         capital share transactions                       135,251        66,151
                                                     ---------------------------
Net increase in net assets                                135,251        66,151
Net assets:
   Beginning of period                                  1,631,785     1,565,634
                                                     ---------------------------
   End of period                                       $1,767,036    $1,631,785
                                                     ===========================
Change in shares outstanding:
   Shares sold                                          1,991,129     1,717,592
   Shares issued for dividends reinvested                  50,435        49,796
   Shares redeemed                                     (1,906,313)   (1,701,237)
                                                     ---------------------------
      Increase in shares outstanding                      135,251        66,151
                                                     ===========================


See accompanying notes to financial statements.











NOTES TO FINANCIAL STATEMENTS

March 31, 1999


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation - Investments in the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities which are not valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Tax Exempt Money Market Fund, are stated at amortized cost which approximates market value.

B. Federal taxes - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, each Fund may borrow from NationsBank, at NationsBank's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. During the year ended March 31, 1999, the USAA Long-Term Fund had nine borrowings, averaging $12.4 million with an average length of two days, and incurred $33,154 in interest expense. The USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds had no borrowings under any of these agreements during the period.


(3) DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 1999, the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately (in thousands) $18,424, $190 and $3,454, respectively which, if not offset by subsequent capital gains will expire between 2000-2005. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 1999 were as follows:

                      USAA                USAA                   USAA         USAA Tax Exempt
                  Long-Term Fund  Intermediate-Term Fund   Short-Term Fund   Money Market Fund
                    ($000)               ($000)                ($000)             ($000)
-----------------------------------------------------------------------------------------------
Purchases          $723,393            $521,315              $109,055          $5,104,073
Sales/maturities   $620,032            $254,663              $ 59,123          $4,918,335


For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, cost of purchases and proceeds from sales/maturities excludes short-term securities.

Gross unrealized appreciation and depreciation of investments at March 31, 1999 was as follows:


                            USAA               USAA               USAA
                         Long-Term       Intermediate-Term      Short-Term
                           Fund                Fund                Fund
                          ($000)              ($000)              ($000)
                       -------------------------------------------------------
Appreciation             $164,192           $138,991            $ 18,396
Depreciation               (9,618)            (2,990)               (733)
                       -------------------------------------------------------
Net                      $154,574           $136,001            $ 17,663
                       =======================================================


(5) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 1999, the Association and its affiliates owned 5.1 million shares (2.9%) of the USAA Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.


(7) YEAR 2000 (UNAUDITED)
Like other mutual funds, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


(8) SHAREHOLDER DIVIDENDS (UNAUDITED)
The Funds completed their fiscal year on March 31, 1999. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires each Fund to notify its shareholders after the close of its taxable year as to what portion of its earnings was exempt from federal taxation and dividends which represent long-term capital gains. The net investment income earned and distributed by each of the Funds was 100% tax exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 1999.









NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA LONG-TERM FUND

March 31, 1999


(9) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                                       Year Ended March 31,
                               ---------------------------------------------------------------
                                    1999         1998         1997         1996         1995
                               ---------------------------------------------------------------
Net asset value at
   beginning of period         $    14.00   $    13.22   $    13.17   $    12.96   $    13.20
Net investment income                 .76          .78          .79          .79          .79
Net realized and
   unrealized gain (loss)            (.08)         .78          .05          .21         (.16)
Distributions from net
   investment income                 (.76)        (.78)        (.79)        (.79)        (.78)
Distributions of realized
   capital gains                       -            -            -            -          (.09)
                               ---------------------------------------------------------------
Net asset value at
   end of period               $    13.92   $    14.00   $    13.22   $    13.17   $    12.96
                               ===============================================================
Total return (%) *                   4.98        12.04         6.51         7.88         5.07
Net assets at end
   of period (000)             $2,168,242   $2,042,525   $1,822,436   $1,804,116   $1,774,643
Ratio of expenses to
   average net assets (%)             .36          .36          .37          .37          .38
Ratio of net investment
   income to average
   net assets (%)                    5.44         5.65         5.95         5.99         6.23
Portfolio turnover (%)              29.56        35.20        40.78        53.25        64.72


*Assumes reinvestment of all dividend income and capital gains distributions during the period.










NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA INTERMEDIATE-TERM FUND

March 31, 1999


(9) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                                       Year Ended March 31,
                               ---------------------------------------------------------------
                                    1999         1998         1997         1996         1995
                               ---------------------------------------------------------------
Net asset value at
   beginning of period         $    13.38   $    12.77   $    12.77   $    12.50   $    12.48
Net investment income                 .70          .71          .72          .71          .69
Net realized and
   unrealized gain                    .01          .61           -            27          .05
Distributions from net
   investment income                 (.70)        (.71)        (.72)        (.71)        (.69)
Distributions of realized
   capital gains                       -            -            -            -          (.03)
                               ---------------------------------------------------------------
Net asset value at
   end of period               $    13.39   $    13.38   $    12.77   $    12.77   $    12.50
                               ===============================================================
Total return (%) *                   5.42        10.59         5.80         7.97         6.16
Net assets at end
   of period (000)             $2,344,401   $2,039,505   $1,725,684   $1,660,039   $1,529,750
Ratio of expenses to
   average net assets (%)             .36          .37          .37          .38          .40
Ratio of net investment
   income to average
   net assets (%)                    5.21         5.42         5.65         5.54         5.63
Portfolio turnover (%)              11.85         7.87        23.05        27.51        27.26


*Assumes reinvestment of all dividend income and capital gains distributions during the period.











NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA SHORT-TERM FUND

March 31, 1999


(9) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                                       Year Ended March 31,
                               ---------------------------------------------------------------
                                    1999         1998         1997         1996         1995
                               ---------------------------------------------------------------
Net asset value at
   beginning of period         $    10.74   $    10.57   $    10.57   $    10.47   $    10.48
Net investment income                 .49          .49          .49          .50          .47
Net realized and
   unrealized gain (loss)            (.02)         .17           -           .10         (.01)
Distributions from net
   investment income                 (.49)        (.49)        (.49)        (.50)        (.47)
                               ---------------------------------------------------------------
Net asset value at
   end of period               $    10.72   $    10.74   $    10.57   $    10.57   $    10.47
                               ===============================================================
Total return (%) *                   4.46         6.35         4.70         5.83         4.51
Net assets at end
   of period (000)             $1,033,560   $  970,805   $  804,897   $  774,020   $  801,157
Ratio of expenses to
   average net assets (%)             .38          .39          .41          .42          .42
Ratio of net investment
   income to average
   net assets (%)                    4.55         4.57         4.60         4.73         4.50
Portfolio turnover (%)               7.34         7.91        27.67        35.99        32.61


*Assumes reinvestment of all dividend income distributions during the period.













NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA TAX EXEMPT MONEY MARKET FUND

March 31, 1999


(9) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                                       Year Ended March 31,
                               ---------------------------------------------------------------
                                    1999         1998         1997         1996         1995
                               ---------------------------------------------------------------
Net asset value at
   beginning of period         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Net investment income                 .03          .03          .03          .04          .03
Distributions from net
   investment income                 (.03)        (.03)        (.03)        (.04)        (.03)
                               ---------------------------------------------------------------
Net asset value at
   end of period               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                               ===============================================================
Total return (%) *                   3.26         3.48         3.30         3.65         2.98
Net assets at end
   of period (000)             $1,767,036   $1,631,785   $1,565,634   $1,529,176   $1,456,747
Ratio of expenses to
   average net assets (%)             .38          .38          .39          .40          .39
Ratio of net investment
   income to average
   net assets (%)                    3.21         3.42         3.25         3.59         2.93


*Assumes reinvestment of all dividend income distributions during the period.












DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Service Mark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777